united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ESG ETF (WWJD)

Inspire Tactical Balanced ESG ETF (RISN)

Inspire Faithward Mid Cap Momentum ESG ETF

(GLRY)

Inspire Faithward Large Cap Momentum ESG ETF

(FEVR)

Annual Report

November 30, 2021

1-877-658-9473

www.inspireetf.com

INSPIRE ETF ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored and privileged to present you with the Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of November 30, 2021.

The past year has seen recovery in the economy, spikes in cases of Covid due to additional variants, and capital markets that have continued their upward momentum in the face of inflation and geo-political tensions. However, we are exceedingly grateful to look back at 2021 and see the protection and provision that God gave us at Inspire as well as our advisors and clients. We could not do what we do without you and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of our ETFs.

BLES – Inspire Global Hope ETF

As the global economy continued to recover from the 2020 Covid-19 pandemic, BLES had strong double digit returns over the past twelve months ended 11-30-2021. BLES has a target weight of 50% US Large Cap stocks, 40% International Developed Markets stocks and 10% Emerging Markets stocks. The US exposure was responsible for the majority of the positive returns, but the International and Emerging Markets continued their recovery from the global market meltdown of 2020 as well. For the twelve months ended November 30, 2021, BLES was up 23.41% on a market price basis and 22.63% on the NAV. Since inception (2-27-2017) BLES has an annualized return of 12.02% on a market price basis and 11.96% on the NAV.

ISMD – Inspire Small/Mid Cap Impact ETF

The small cap and mid cap markets accelerated to the upside outpacing the large cap market during the first quarter of the year. However, that momentum didn’t last as the large cap market came in to favor for the next several months. Even with the small cap and mid cap markets finishing the year with strong double digit returns they fell short of their peak seen in early November. For the twelve months ended November 30, 2021, ISMD returned 31.46% on a market price basis and 31.44% on the NAV. Since inception (2-27-2017), ISMD has an annualized return of 9.93% on a market price basis and 9.92% on the NAV.

IBD – Inspire Corporate Bond Impact ETF

The Federal Reserve remained on the sidelines for the past year with no interest rate increases coming from the Federal Reserve but continued its monthly bond purchases to provide liquidity to the economy still struggling with the lingering effects of the pandemic. Due to rising inflation and slowing growth in the economy, interest rates rose dramatically during the first quarter of 2021. Rates did fall back during the 2nd and 3rd quarters but finished the fiscal year well above where they were just one year ago, manifesting in negative total returns for IBD over the past fiscal year. As the economy attempts to fully recover from the Covid-19 induced recession and due to the highest inflation rates in 4 decades, we believe interest rates will continue to move upward for the next 12 to 18 months as it is expected that the Federal Reserve will be moving the Fed Funds rates up in 2022. For the twelve months ended November 30, 2021, IBD returned -1.78% on a market price basis and -1.15% on the

NAV. Since inception (7-10-2017), IBD has an annualized return of 2.67% on a market price basis and 2.72% on the NAV.

BIBL – Inspire 100 ETF

BIBL has 100 US Large Cap positions that are capitalization weighted and is designed to give advisors and investors a Biblically Responsible alternative to the popular market cap weighted funds that are so prevalent in the marketplace (i.e. SPY or VOO). We are pleased that BIBL has performed as expected and participated in the strong US Large cap market performance in 2021 with a strong double-digit return. For the twelve months ended November 30, 2021, BIBL returned 24.83% on a market price basis and 24.79% on the NAV. Since inception (10-30-2017) BIBL has an annualized return of 16.61% on a market price basis and 16.58% on the NAV.

WWJD – Inspire International ESG ETF

WWJD reached its 2nd anniversary on 9-30-2021 and holds approximately 180 stocks with an 80% exposure to international developed markets and 20% to emerging markets. Although the international and emerging markets have not recovered as much as the US large cap markets since the global market meltdown in 2020, the performance has been positive in 2021 with double digit returns. We believe the global economy will continue to recover and the international and emerging markets should play a more positive role in portfolios in 2022. For the twelve months ended November 30, 2021, WWJD returned 18.21% on a market price basis and 17.11% on the NAV. Since inception (9-30-2019), WWJD has an annualized return of 17.01% on a market price basis and 16.58% on the NAV.

RISN – Inspire Tactical Balanced ESG ETF

RISN was launched in the middle of the pandemic on 7-15-2020 and now has more than a full year of history. RISN holds an 80% exposure to US large cap stocks and 20% to US fixed income during normal market conditions. The Fund can be adjusted to a neutral allocation of 50% US large cap stocks/50% US fixed income or a conservative allocation of 20% US large cap stocks/80% US fixed income when deemed appropriate by the portfolio managers. For the twelve months ended November 30, 2021, RISN returned 21.41% on a market price basis and 20.49% on the NAV. Since inception (7-15-2020), RISN has an annualized return of 18.75% on a market price basis and 18.76% on the NAV.

GLRY – Inspire Faithward Mid Cap Momentum ESG ETF

GLRY was launched as an active fund in the mid cap momentum space. GLRY will hold between 35 and 45 stocks that have a market capitalization between $3 billion and $10 billion and that the portfolio managers believe have the best opportunity for outperformance in the near term. GLRY utilizes a dual screening approach that overlays their quantitative investment screening process, called FEVRR, on top of the Inspire Impact Score methodology, which identifies some of the most inspiring, biblically aligned companies in the world. The FEVRR process screens companies based on financial health, earnings trends, valuation, relative strength, and risk to find high-quality stocks with strong earning potential. Since GLRY has less than twelve months of history as of November 30, 2021, the performance since inception (12-07-2020), is 17.51% on a market price basis and 17.35% on the NAV.

FEVR – Inspire Faithward Large Cap Momentum ESG ETF

FEVR was launched as an active fund in the large cap momentum space. FEVR will hold between 35 and 45 stocks that have a market capitalization of $10 billion and higher and that the portfolio managers believe have the best opportunity for outperformance in the near term. FEVR utilizes a dual screening approach that overlays their quantitative investment screening process, called FEVRR, on top of the Inspire Impact Score methodology, which identifies some of the most inspiring, biblically aligned companies in the world. The FEVRR process screens companies based on financial health, earnings trends, valuation, relative strength, and risk to find high-quality stocks with strong earning potential. Since FEVR has less than twelve months of history as of November 30, 2021, the performance since inception (12-07-2020), is 20.08% on a market price basis and 20.08% on the NAV.

Closing Comments

2021 has been another challenging year as the world is still working through the lingering effects of the global pandemic. Multiple variants of the Covid virus, rising inflation, issues with the supply chain and geo-political tensions have all brought difficulties to us as I am sure it has for you and your family as well. With everything that has made 2021 challenging and difficult we are thankful to God our Father for His provision and protection. We pray the Lord has protected and provided for you and your family and will keep you safe and healthy in the coming year. We are also grateful to be part of the mission of making a positive impact in the world through our ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

The overall stock market has had a good year despite the many challenges mentioned above and we hope that we can return to a more normal year in 2022 as we learn to live with the ongoing Covid-19 endemic that will be with us for the foreseeable future. God is Sovereign, and our trust is in Him, not in politicians or the markets.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2022.

Sincerely,

Darrell Jayroe, CIO

Inspire Investing

Inspire, the Adviser, provides the indexes for the Inspire ETFs to track. The indexes use software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies, and practices when assigning Inspire Impact Scores to a company. The securities with the highest Inspire Impact Scores are included in the Indexes and are equally weighted. As an ETF may not fully replicate its Index, it is subject to the risk that investment management strategy may not produce the intended results. There is no guarantee that the Funds will achieve their objective, generate positive returns, or avoid losses.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. Each Fund may focus its investments in securities of a particular industry to the extent its Index does. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

BLES, ISMD, IBD, BIBL and WWJD are not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology. Tracking error may occur because of imperfect correlation between the Funds’ holdings of portfolio securities and those in the Index. The use of a representative sampling approach, could result in a fund holding a smaller number of securities than are in the Index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit http://www.inspireetf.com. Read it carefully. The Inspire ETFs are distributed by Foreside Distributors, LLC.

Inspire and Foreside Distributors, LLC are not affiliated.

Inspire Global Hope ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2021
Inspire Global Hope ETF - NAV	22.63%	16.44%	11.96%
Inspire Global Hope ETF - Market Price	23.41%	16.09%	12.02%
Inspire Global Hope Large Cap Equal Weight Index ***	23.73%	16.41%	12.36%
S&P Global 1200 Total Return Index ****	21.62%	16.93%	13.91%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.52% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.61% per the March 30, 2021 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances, the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Medical Equipment & Devices	5.8%
Banking	5.8%
Chemicals	4.8%
Semiconductors	4.5%
Electric Utilities	4.4%
Software	4.3%
Technology Services	4.2%
Transportation & Logistics	3.8%
Oil & Gas Producers	3.4%
Metals & Mining	3.3%
Collateral For Securities Loaned	1.7%
Other Sectors	54.6%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2021
Inspire Small/Mid Cap Impact ETF - NAV	31.44%	12.62%	9.92%
Inspire Small/Mid Cap Impact ETF - Market Price	31.46%	12.63%	9.93%
Inspire Small/Mid Cap Impact Equal Weight Index ***	34.60%	14.48%	11.45%
S&P SmallCap 600 Equal Weight Total Return Index ****	37.68%	15.40%	11.99%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.57% per the March 30, 2021 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap Impact ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	10.1%
Machinery	4.6%
Chemicals	4.2%
Software	4.2%
Semiconductors	3.9%
Technology Hardware	3.5%
Biotech & Pharma	3.0%
Retail - Discretionary	2.9%
Insurance	2.8%
Commercial Support Services	2.7%
Collateral For Securities Loaned	3.2%
Other Sectors	56.3%
Liabilities in Excess of Other Assets	(1.4)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2021
Inspire Corporate Bond Impact ETF - NAV	(1.15)%	4.23%	2.72%
Inspire Corporate Bond Impact ETF - Market Price	(1.78)%	4.02%	2.67%
Inspire Corporate Bond Impact Equal Weight Index ***	(0.57)%	6.46%	4.48%
Bloomberg Barclays U.S. Intermediate Credit Total Return Index ****	(0.66)%	5.44%	3.70%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.49% per the March 30, 2021 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars. Investors cannot invest directly in an index.

****	The Bloomberg Barclays U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond Impact ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Real Estate Investment Trusts	14.2%
Oil & Gas Producers	6.7%
Semiconductors	5.6%
Electrical Equipment	4.9%
Electric Utilities	4.8%
Technology Services	4.6%
Home Construction	4.4%
Medical Equipment & Devices	3.7%
Diversified Industrials	3.6%
Commercial Support Services	3.5%
Other Sectors	41.0%
Other Assets Less Liabilities	3.0%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2021
Inspire 100 ETF - NAV	24.79%	20.89%	16.58%
Inspire 100 ETF - Market Price	24.83%	20.92%	16.61%
Inspire 100 Index ***	26.10%	22.31%	17.81%
S&P 500 Total Return Index ****	27.92%	20.38%	17.21%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.48% per the March 30, 2021 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Medical Equipment & Devices	14.3%
Software	11.8%
Technology Services	10.7%
Semiconductors	10.6%
Residential Reit	5.0%
Industrial Reit	4.1%
Health Care Facilities & Services	3.4%
Metals & Mining	3.0%
Electrical Equipment	3.0%
Commercial Support Services	2.6%
Collateral For Securities Loaned	1.4%
Other Sectors	31.0%
Liabilities in Excess of Other Assets	(0.9)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ESG ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2021
Inspire International ESG ETF - NAV	17.11%	16.58%
Inspire International ESG ETF - Market Price	18.21%	17.01%
Inspire Global Hope Ex-US Index ***	15.31%	13.85%
S&P International 700 Total Return Index ****	11.13%	11.78%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.94% per the March 30, 2021 prospectus.

**	As of the commencement of operations on September 30, 2019.

***	The Inspire Global Hope Ex-US Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B USD or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ESG ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	9.3%
Chemicals	6.6%
Metals & Mining	5.7%
Electric Utilities	4.4%
Transportation & Logistics	4.3%
Asset Management	3.3%
Automotive	3.3%
Construction Materials	3.2%
Telecommunications	2.8%
Insurance	2.7%
Collateral For Securities Loaned	0.9%
Other Sectors	42.4%
Other Assets Less Liabilities	11.1%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Tactical Balanced ESG ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmark:

		Since Inception** -
	One Year	November 30, 2021
Inspire Tactical Balanced ESG ETF - NAV	20.49%	18.76%
Inspire Tactical Balanced ESG ETF - Market Price	21.41%	18.75%
S&P Target Risk Moderate Index ***	7.79%	9.84%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.82%s per the March 30, 2021 prospectus.

**	As of the commencement of operations on July 15, 2020.

***	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Tactical Balanced ESG ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Exchange Traded Fund
Fixed Income	20.2%
Common Stock
Medical Equipment & Devices	11.4%
Software	9.3%
Technology Services	8.5%
Semiconductors	8.4%
Residential Reit	4.1%
Industrial Reit	3.1%
Health Care Facilities & Services	2.7%
Metals & Mining	2.4%
Electrical Equipment	2.2%
Commercial Support Services	2.1%
Collateral For Securities Loaned	1.5%
Other Sectors	24.8%
Liabilities in Excess of Other Assets	(0.7)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Mid Cap Momentum ESG ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2021

The Fund’s performance figures* for the period ended November 30, 2021, as compared to its benchmark:

Since Inception** -
November 30, 2021
Inspire Faithward Mid Cap Momentum ESG ETF - NAV	17.35%
Inspire Faithward Mid Cap Momentum ESG ETF - Market Price	17.51%
S&P MidCap 400 Index® ***	22.60%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.85% for the first full year of operations per the November 28, 2020 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P MidCap 400 Index® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Mid Cap Momentum ESG ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Leisure Products	8.4%
Technology Hardware	8.3%
Semiconductors	6.0%
Asset Management	5.6%
Internet Media & Services	5.1%
Software	5.0%
Specialty Finance	3.2%
Transportation & Logistics	3.1%
Electrical Equipment	3.0%
Forestry, Paper & Wood Products	2.9%
Other Sectors	48.3%
Other Assets Less Liabilities	1.1%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Large Cap Momentum ESG ETF

PORTFOLIO REVIEW (Unaudited)

November 30, 2021

The Fund’s performance figures* for the period ended November 30, 2021, as compared to its benchmark:

Since Inception** -
November 30, 2021
Inspire Faithward Large Cap Momentum ESG ETF - NAV	20.08%
Inspire Faithward Large Cap Momentum ESG ETF - Market Price	20.08%
S&P 500 Total Return Index ***	25.44%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.85% for the first full year of operations per the November 28, 2020 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Large Cap Momentum ESG ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Software	20.1%
Technology Hardware	7.6%
Semiconductors	7.0%
Biotech & Pharma	5.1%
Retail - Discretionary	5.0%
Banking	5.0%
Medical Equipment & Devices	4.7%
Chemicals	4.5%
Renewable Energy	3.1%
Wholesale - Discretionary	3.1%
Other Sectors	34.3%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 1.4%
193,688	Rolls-Royce Holdings plc(a)	$313,905
2,698	Safran S.A.	299,982
781	Teledyne Technologies, Inc.(a)	324,341
4,970	Textron, Inc.	351,877
3,621	Thales S.A.	295,414
568	TransDigm Group, Inc.(a)	328,332
		1,913,851
	APPAREL & TEXTILE PRODUCTS - 0.6%
3,266	Cie Financiere Richemont S.A.	482,454
213	Hermes International	396,311
		878,765
	ASSET MANAGEMENT - 2.4%
19,738	3i Group plc	362,193
3,124	Groupe Bruxelles Lambert S.A.	335,884
479	Industrivarden A.B.	14,188
11,076	Industrivarden A.B., C Shares	325,761
15,549	Investor A.B.	359,738
6,319	L E Lundbergforetagen A.B.	345,450
213	Partners Group Holding A.G.	365,971
3,763	Raymond James Financial, Inc.	369,865
26,270	Reinet Investments SCA	431,912
7,242	Schroders plc	329,209
		3,240,171
	AUTOMOTIVE - 1.6%
3,692	Bayerische Motoren Werke A.G.	353,153
2,272	Cie Generale des Etablissements Michelin SCA	333,736
3,195	Continental A.G.(a)	340,569
4,970	Denso Corporation	364,658
1,633	Ferrari N.V.	425,330
3,976	Toyota Industries Corporation	326,358
		2,143,804
	BANKING - 5.8%
4,615	Commonwealth Bank of Australia	304,910
25,134	Credit Agricole S.A.	341,357

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	BANKING - 5.8% (Continued)
20,874	Danske Bank A/S	$342,153
1,775	First Republic Bank	372,147
78,171	Grupo Financiero Banorte S.A.B. de C.V.	464,672
123,469	Intesa Sanpaolo SpA	294,005
4,118	KBC Group N.V.	343,099
2,485	M&T Bank Corporation	364,326
2,698	Macquarie Group Ltd.	376,367
259,000	Malayan Banking Bhd	490,756
17,466	National Australia Bank Ltd.	338,091
46,150	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	485,789
519,200	Public Bank Bhd	485,729
16,969	Regions Financial Corporation	386,045
1,349	Signature Bank	407,803
24,637	Skandinaviska Enskilda Banken A.B. (b)	357,554
53,392	Standard Bank Group Ltd.	431,967
568	SVB Financial Group(a)	393,243
31,169	Svenska Handelsbanken A.B., A Shares	329,183
17,679	Swedbank A.B., A Shares	355,228
18,400	United Overseas Bank Ltd.	341,792
		8,006,216
	BEVERAGES - 0.2%
3,763	Monster Beverage Corporation(a)	315,264

	BIOTECH & PHARMA - 1.7%
1,846	Alnylam Pharmaceuticals, Inc.(a)	339,295
9,230	Chugai Pharmaceutical Company Ltd.	299,145
1,562	CSL Ltd.	339,781
13,632	Grifols S.A.	242,898
5,112	Incyte Corporation(a)	346,185
573	Regeneron Pharmaceuticals, Inc.(a)	364,731
3,195	UCB S.A.	345,748
		2,277,783

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CABLE & SATELLITE - 0.2%
2,059	Liberty Broadband Corporation - Series A(a)	$312,103

	CHEMICALS - 4.8%
2,059	Air Liquide S.A.	337,954
3,053	Akzo Nobel N.V.	319,316
1,562	Albemarle Corporation	416,256
10,721	Asian Paints Ltd.	448,461
1,643	Avery Dennison Corporation	336,930
3,621	Brenntag S.E.	308,538
2,272	Celanese Corporation	343,890
2,911	Croda International plc	389,554
3,408	Eastman Chemical Company	355,420
355	EMS-Chemie Holding A.G.	336,433
10,934	Evonik Industries A.G.	327,498
71	Givaudan S.A.	345,256
1,633	Koninklijke DSM N.V.	349,516
37,488	Mitsubishi Chemical Holdings Corporation	294,569
4,757	Novozymes A/S, Class B	357,901
2,343	PPG Industries, Inc.	361,220
2,840	Solvay S.A.	316,218
2,556	Symrise A.G.	358,191
5,964	Umicore S.A.	288,730
		6,591,851
	COMMERCIAL SUPPORT SERVICES - 2.3%
10,792	Bureau Veritas S.A.	339,643
854	Cintas Corporation	360,550
17,324	Compass Group plc(a)	335,200
6,248	Edenred	277,934
2,485	Eurofins Scientific S.E.	315,906
2,840	Republic Services, Inc.	375,619
9,372	Rollins, Inc.	311,900
142	SGS S.A.	426,124
2,272	Waste Management, Inc.	365,042
		3,107,918

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CONSTRUCTION MATERIALS - 2.1%
4,899	Cie de Saint-Gobain	$309,794
6,887	CRH plc	333,117
4,473	HeidelbergCement A.G.	297,759
7,100	Holcim Ltd.	341,036
9,088	James Hardie Industries plc - ADR	358,729
994	Martin Marietta Materials, Inc.	401,089
994	Sika A.G.	387,439
1,988	Vulcan Materials Company	380,980
		2,809,943
	CONTAINERS & PACKAGING - 0.9%
29,678	Amcor plc - ADR	341,321
3,337	Crown Holdings, Inc.	353,055
6,177	International Paper Company	281,177
2,485	Packaging Corp of America	324,516
		1,300,069
	DATA CENTER REIT - 0.3%
2,272	Digital Realty Trust, Inc.	381,105

	DIVERSIFIED INDUSTRIALS - 1.0%
8,946	Alfa Laval A.B.	345,135
2,201	Dover Corporation	360,634
1,633	Honeywell International, Inc.	330,258
1,633	Illinois Tool Works, Inc.	379,101
		1,415,128
	E-COMMERCE DISCRETIONARY - 0.7%
33,015	Allegro.eu S.A.(a)	314,202
1,278	Wayfair, Inc., Class A(a),(b)	316,740
3,550	Zalando S.E.(a)	320,709
		951,651
	ELECTRIC UTILITIES - 4.4%
14,981	AES Corporation (The)	350,256
6,177	Alliant Energy Corporation	338,438
6,887	Avangrid, Inc.(b)	348,620
13,845	CenterPoint Energy, Inc.	358,724

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ELECTRIC UTILITIES - 4.4% (Continued)
4,828	Consolidated Edison, Inc.	$374,846
27,406	E.ON S.E.	336,060
16,472	Endesa S.A.	367,758
42,671	Enel SpA	322,140
25,560	Engie S.A. (a)	368,548
3,479	Entergy Corporation	349,083
5,538	Evergy, Inc.	350,555
11,573	Fortum OYJ	331,005
32,447	Iberdrola S.A.	361,717
15,762	SSE plc	323,641
211,500	Tenaga Nasional Bhd	464,030
46,647	Terna Rete Elettrica Nazionale SpA	345,279
3,905	WEC Energy Group, Inc.	339,462
		6,030,162
	ELECTRICAL EQUIPMENT - 2.2%
2,698	AMETEK, Inc.	368,277
4,544	Amphenol Corporation, Class A	366,156
11,573	Assa Abloy A.B., Class B	323,672
3,976	Cognex Corporation	307,146
21,158	Hexagon A.B.	307,763
1,988	Keysight Technologies, Inc.(a)	386,626
781	Roper Technologies, Inc.	362,501
1,207	Schindler Holding A.G.	309,119
3,976	Trimble, Inc.(a)	341,419
		3,072,679
	ENGINEERING & CONSTRUCTION - 0.9%
8,378	Bouygues S.A.	282,437
11,644	Ferrovial S.A.	321,895
2,982	Quanta Services, Inc.	339,292
3,337	Vinci S.A.	314,238
		1,257,862
	ENTERTAINMENT CONTENT - 1.2%
4,686	Activision Blizzard, Inc.	274,600
55,664	Bollore S.A.	296,736

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ENTERTAINMENT CONTENT - 1.2% (Continued)
13,845	Discovery, Inc. - Series A(a)	$322,173
8,946	Fox Corporation, Class A	319,462
2,414	Take-Two Interactive Software, Inc.(a)	400,434
		1,613,405
	FOOD - 1.5%
11,573	Ajinomoto Company, Inc.	347,256
142	Barry Callebaut A.G.	334,515
3	Chocoladefabriken Lindt & Spruengli A.G.(a)	367,625
10,508	Conagra Brands, Inc.	321,019
8,591	Hormel Foods Corporation	355,667
116,200	Wilmar International Ltd.	348,308
		2,074,390
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
20,093	Stora Enso OYJ, R Shares	338,685
48,209	Suzano S.A.(a)	481,266
9,443	UPM-Kymmene OYJ	340,661
		1,160,612
	GAS & WATER UTILITIES - 0.5%
13,916	Naturgy Energy Group S.A.	380,631
61,628	Snam SpA	345,039
		725,670
	HEALTH CARE FACILITIES & SERVICES - 2.0%
2,485	Catalent, Inc.(a)	319,720
4,899	Fresenius Medical Care A.G. & Company KGaA	291,046
7,313	Fresenius S.E. & Company KGaA	275,715
1,359	HCA Healthcare, Inc.	306,577
314,500	IHH Healthcare Bhd	491,370
1,349	IQVIA Holdings, Inc.(a)	349,566
1,207	Molina Healthcare, Inc.(a)	344,212
11,715	Sonic Healthcare Ltd.	354,689
		2,732,895
	HEALTH CARE REIT - 0.2%
6,319	Ventas, Inc.	296,487

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HOME CONSTRUCTION - 1.1%
4,047	DR Horton, Inc.	$395,392
426	Geberit A.G.	323,988
3,479	Lennar Corporation, Class A	365,469
71	NVR, Inc.(a)	370,999
		1,455,848
	HOUSEHOLD PRODUCTS - 0.7%
2,982	Beiersdorf A.G.	296,114
4,260	Church & Dwight Company, Inc.	380,759
4,047	Henkel A.G. & Company KGaA	298,600
		975,473
	INDUSTRIAL REIT - 0.7%
7,171	Duke Realty Corporation	418,285
21,584	Goodman Group	377,859
2,769	Prologis, Inc.	417,428
		1,213,572
	INDUSTRIAL SUPPORT SERVICES - 1.1%
4,402	Ashtead Group plc	351,993
6,461	Fastenal Company	382,297
994	United Rentals, Inc.(a)	336,708
852	WW Grainger, Inc.	410,162
		1,481,160
	INFRASTRUCTURE REIT - 0.7%
1,278	American Tower Corporation	335,449
1,917	Crown Castle International Corporation	348,223
994	SBA Communications Corporation	341,737
		1,025,409
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
192,836	B3 S.A. - Brasil Bolsa Balcao	379,961
2,769	Cboe Global Markets, Inc.	357,035
2,059	Deutsche Boerse A.G.	321,221
5,609	Interactive Brokers Group, Inc., Class A	414,056
2,911	Intercontinental Exchange, Inc.	380,526
3,266	London Stock Exchange Group plc	280,946
		2,133,745

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INSURANCE - 3.1%
7,526	Admiral Group plc	$294,426
6,035	Brown & Brown, Inc.	388,714
2,982	Cincinnati Financial Corporation	339,650
15,691	Dai-ichi Life Holdings, Inc.	316,045
92,087	Legal & General Group plc	343,442
6,603	Loews Corporation	352,996
285	Markel Corporation(a)	340,524
18,460	Prudential plc	311,632
6,958	Sampo OYJ, A Shares	339,827
30,246	SBI Life Insurance Company Ltd.	467,076
710	Swiss Life Holding A.G.	406,482
14,697	Tryg A/S	353,570
		4,254,384
	INTERNET MEDIA & SERVICES - 1.3%
142	Booking Holdings, Inc.(a)	298,463
2,982	Naspers Ltd., N Shares	457,476
4,260	Prosus N.V.	340,065
2,840	REA Group Ltd.	327,005
1,633	VeriSign, Inc.(a)	391,773
		1,814,782
	LEISURE FACILITIES & SERVICES - 0.3%
3,763	Live Nation Entertainment, Inc.(a)	401,324

	MACHINERY - 2.2%
5,325	Atlas Copco A.B., Class A	325,672
1,775	Caterpillar, Inc.	343,196
20,448	CNH Industrial N.V.	337,303
1,491	FANUC Corporation	292,107
1,420	Nordson Corporation	360,950
1,207	Parker-Hannifin Corporation	364,586
14,484	Sandvik A.B.	358,162
497	SMC Corporation	317,998
64,752	WEG S.A.	369,003
		3,068,977

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.8%
994	ABIOMED, Inc.(a)	$312,891
2,059	Agilent Technologies, Inc.	310,703
500	Align Technology, Inc.(a)	305,765
426	Bio-Rad Laboratories, Inc., Class A(a)	320,863
2,059	Coloplast A/S - Series B	334,381
6,390	Demant A/S(a)	303,390
5,822	DENTSPLY SIRONA, Inc.	283,764
639	DexCom, Inc.(a)	359,496
2,911	Edwards Lifesciences Corporation(a)	312,379
1,775	EssilorLuxottica S.A.	353,675
3,621	Exact Sciences Corporation(a)	309,125
4,615	Hologic, Inc.(a)	344,879
502	IDEXX Laboratories, Inc.(a)	305,251
781	Illumina, Inc.(a)	285,323
1,207	Insulet Corporation(a)	348,147
1,074	Intuitive Surgical, Inc.(a)	348,341
1,207	Masimo Corporation(a)	335,691
215	Mettler-Toledo International, Inc.(a)	325,538
1,287	ResMed, Inc.	327,992
852	Sonova Holding A.G.	319,017
1,562	STERIS plc	341,344
1,278	Stryker Corporation	302,413
923	Teleflex, Inc.	274,519
923	Waters Corporation(a)	302,809
781	West Pharmaceutical Services, Inc.	345,717
		8,013,413
	METALS & MINING - 3.3%
5,467	Anglo American Platinum Ltd.	580,339
17,821	Antofagasta plc	325,365
12,638	BHP Group Ltd.	352,794
13,774	BHP Group plc	376,579
30,033	Fortescue Metals Group Ltd.	362,226
10,863	Freeport-McMoRan, Inc.	402,800
20,803	Newcrest Mining Ltd.	348,404

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	METALS & MINING - 3.3% (Continued)
6,532	Newmont Corporation	$358,737
46,292	Norsk Hydro ASA	299,253
4,757	Rio Tinto Ltd.	315,371
5,325	Rio Tinto plc	324,914
8,662	Southern Copper Corporation	506,727
		4,553,509
	MULTI ASSET CLASS REIT - 0.6%
20,377	Segro plc	379,849
4,686	WP Carey, Inc.	357,776
		737,625
	OFFICE REIT - 0.5%
1,775	Alexandria Real Estate Equities, Inc.	355,124
3,124	Boston Properties, Inc.	336,892
525	Orion Office REIT, Inc.(a)	9,329
		701,345
	OIL & GAS PRODUCERS - 3.4%
7,952	Continental Resources, Inc. (b)	352,592
10,579	Devon Energy Corporation	444,952
3,976	Diamondback Energy, Inc.	424,358
82,573	ENEOS Holdings, Inc.	307,908
27,406	Eni SpA	359,135
4,473	EOG Resources, Inc.	389,151
21,229	Kinder Morgan, Inc.	328,200
12,496	Occidental Petroleum Corporation	370,506
5,822	OMV A.G.	307,806
6,106	ONEOK, Inc.	365,383
5,183	Valero Energy Corporation	346,950
13,845	Williams Companies, Inc. (The)	370,908
21,016	Woodside Petroleum Ltd.	319,337
		4,687,186
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
16,685	Halliburton Company	360,229
12,070	Schlumberger N.V.	346,168
		706,397

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	PUBLISHING & BROADCASTING - 0.2%
14,413	News Corporation, CLASS A - NON-VOTING	$311,609

	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
5,680	Deutsche Wohnen S.E.	253,243
7,189	Sino Land Company Ltd.	8,595
772,000	SM Prime Holdings, Inc.	573,043
9,443	Sumitomo Realty & Development Company Ltd.	294,322
5,538	Vonovia S.E.	305,445
		1,434,648
	RESIDENTIAL REIT - 2.4%
2,343	Camden Property Trust	387,087
4,331	Equity LifeStyle Properties, Inc.	352,110
4,331	Equity Residential	369,478
1,071	Essex Property Trust, Inc.	363,540
8,875	Invitation Homes, Inc.	358,905
1,846	Mid-America Apartment Communities, Inc.	380,738
1,846	Sun Communities, Inc.	348,119
6,532	UDR, Inc.	370,560
		2,930,537
	RETAIL - CONSUMER STAPLES - 2.0%
12,922	Aeon Company Ltd.	300,958
8,378	Avenue Supermarts Ltd.(a)	525,171
787	Costco Wholesale Corporation	424,492
1,633	Dollar General Corporation	361,383
4,118	Dollar Tree, Inc.(a)	551,111
140,509	Wal-Mart de Mexico S.A.B. de C.V. (a)	440,695
		2,603,810
	RETAIL - DISCRETIONARY - 2.9%
214	AutoZone, Inc.(a)	388,852
1,136	Burlington Stores, Inc.(a)	332,996
2,414	CarMax, Inc.(a)	340,978
2,698	Floor & Decor Holdings, Inc., Class A(a)	347,799
2,840	Genuine Parts Company	362,782
3,124	Next plc	324,941

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - DISCRETIONARY - 2.9% (Continued)
572	O’Reilly Automotive, Inc.(a)	$365,028
2,698	Pandora A/S	332,393
3,053	Ross Stores, Inc.	333,052
26,410	SM Investments Corporation	513,680
1,633	Tractor Supply Company	367,964
		4,010,465
	RETAIL REIT - 0.8%
16,259	Kimco Realty Corporation	364,527
5,254	Realty Income Corporation	356,852
2,627	Simon Property Group, Inc.	401,511
		1,122,890
	SELF-STORAGE REIT - 0.5%
2,059	Extra Space Storage, Inc.	411,800
1,136	Public Storage	371,904
		783,704
	SEMICONDUCTORS - 4.5%
1,988	Analog Devices, Inc.	358,337
426	ASML Holding N.V.	335,462
713	Broadcom, Inc.	394,774
7,952	Infineon Technologies A.G.	357,404
923	KLA Corporation	376,704
5,538	Marvell Technology, Inc.	394,139
4,260	Microchip Technology, Inc.	355,412
710	Monolithic Power Systems, Inc.	392,957
1,562	NVIDIA Corporation	510,400
1,641	NXP Semiconductors N.V.	366,534
7,100	ON Semiconductor Corporation(a)	436,153
1,988	Qorvo, Inc.(a)	290,705
2,059	Skyworks Solutions, Inc.	312,268
7,597	STMicroelectronics N.V. - ADR(b)	368,758
2,911	Teradyne, Inc.	445,005
2,201	Xilinx, Inc.	502,818
		6,197,830

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SOFTWARE - 4.3%
994	ANSYS, Inc.(a)	$389,131
2,130	Cadence Design Systems, Inc.(a)	377,990
3,053	Ceridian HCM Holding, Inc.(a),(b)	333,998
4,828	Cerner Corporation	340,133
2,982	Check Point Software Technologies Ltd.(a)	331,926
6,035	Dassault Systemes S.E.	361,319
1,278	DocuSign, Inc.(a)	314,848
1,136	Fortinet, Inc.(a)	377,277
1,207	Nice Ltd. - ADR(a)	352,420
710	Paycom Software, Inc.(a)	310,611
2,840	PTC, Inc.(a)	311,207
1,562	RingCentral, Inc., Class A(a)	337,361
497	ServiceNow, Inc.(a)	321,907
4,970	SS&C Technologies Holdings, Inc.	379,360
1,065	Synopsys, Inc.(a)	363,165
710	Tyler Technologies, Inc.(a)	368,476
1,136	Veeva Systems, Inc., Class A(a)	321,011
		5,892,140
	SPECIALTY FINANCE - 0.0%(d)
2,977	Isracard Ltd.	13,105

	STEEL - 0.3%
3,479	Nucor Corporation	369,679

	TECHNOLOGY HARDWARE - 1.3%
3,976	Arista Networks, Inc.(a)	493,263
2,059	Garmin Ltd.	274,959
3,763	NetApp, Inc.	334,455
27,193	Panasonic Corporation	297,568
639	Zebra Technologies Corporation, Class A(a)	376,230
		1,776,475
	TECHNOLOGY SERVICES - 4.2%
4,544	Cognizant Technology Solutions Corporation, Class A	354,341
3,976	CoStar Group, Inc.(a)	309,174

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
568	EPAM Systems, Inc.(a)	$345,656
1,364	Equifax, Inc.	380,079
2,911	Fidelity National Information Services, Inc.	304,200
1,351	FleetCor Technologies, Inc.(a)	279,833
1,065	Gartner, Inc.(a)	332,546
2,201	Global Payments, Inc.	262,007
1,562	Globant S.A.(a)	413,946
852	MarketAxess Holdings, Inc.	300,492
497	MSCI, Inc.	312,837
6,177	NEC Corporation	278,535
17,821	NTT Data Corporation	375,741
3,195	Paychex, Inc.	380,844
9,514	Tata Consultancy Services Ltd.	446,775
1,704	Verisk Analytics, Inc.	383,178
3,124	Wolters Kluwer N.V.	349,035
		5,809,219
	TELECOMMUNICATIONS - 1.8%
108,133	Koninklijke KPN N.V.	316,579
54,812	MTN Group Ltd.(a)	552,746
189,712	Singapore Telecommunications Ltd.	326,529
62,054	Telefonica Brasil S.A.	551,369
83,070	Telia Company A.B.(b)	319,567
121,055	Telstra Corp Ltd.	349,345
		2,416,135
	TIMBER REIT - 0.3%
9,443	Weyerhaeuser Company	355,151

	TRANSPORTATION & LOGISTICS - 3.8%
2,130	Aena SME S.A.(a)	310,480
18,247	Atlantia SpA(a)	331,291
11,502	CSX Corporation	398,659
1,349	DSV A/S	291,559
5,183	East Japan Railway Company	318,891
2,840	Expeditors International of Washington, Inc.	345,401

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TRANSPORTATION & LOGISTICS - 3.8% (Continued)
1,988	J.B. Hunt Transport Services, Inc.	$380,026
1,283	Kansas City Southern	373,161
923	Kuehne + Nagel International A.G.	263,016
1,136	Old Dominion Freight Line, Inc.	403,472
25,063	Poste Italiane SpA	314,270
3,053	Ryanair Holdings plc - ADR(a)	291,714
58,007	Sydney Airport(a)	341,378
34,293	Transurban Group	332,149
1,704	Union Pacific Corporation	401,531
		5,096,998
	TRANSPORTATION EQUIPMENT - 1.0%
9,301	Alstom S.A.	329,571
4,331	PACCAR, Inc.	361,291
15,478	Volvo A.B.	337,031
3,905	Westinghouse Air Brake Technologies Corporation	346,647
		1,374,540
	WHOLESALE - CONSUMER STAPLES - 0.2%
11,644	ITOCHU Corporation	334,312

	WHOLESALE - DISCRETIONARY - 0.8%
2,343	Copart, Inc.(a)	340,110
1	Jardine Cycle & Carriage Ltd.	15
6,674	LKQ Corporation	373,077
781	Pool Corporation	432,768
		1,145,970

	TOTAL COMMON STOCKS (Cost $119,748,719)	135,813,150

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	RIGHT — 0.0%(d)
	REAL ESTATE OWNERS & DEVELOPERS - 0.0% (d)
5,538	Vonovia S.E. (a) (Cost $20,941)	$19,386

	WARRANTS — 0.0%(d)
	APPAREL & TEXTILE PRODUCTS - 0.0% (d)
10,118	CIE FINANCIERE RICHMO-A WARRANTS (a)	10,934

	OIL & GAS PRODUCERS - 0.0% (d)
2,243	Occidental Petroleum Corporation(a)(b)	28,037

	TOTAL WARRANTS (Cost $5,561)	38,971

	COLLATERAL FOR SECURITIES LOANED - 1.7%
	MONEY MARKET FUND - 1.7%
2,298,141	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $2,298,141)(c),(e)	2,298,141

	TOTAL INVESTMENTS - 100.6% (Cost $122,073,362)	$138,169,648
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(840,782)
	NET ASSETS - 100.0%	$137,328,866

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan at November 30, 2021. The total fair value of the securities on loan as of November 30, 2021 was $2,169,252.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2021. Total collateral had a value of $2,298,141 at November 30, 2021.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2021.

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ADVERTISING & MARKETING - 0.2%
13,593	QuinStreet, Inc.(a)	$208,109

	AEROSPACE & DEFENSE - 0.9%
7,452	AAR Corporation(a)	243,382
5,727	Aerojet Rocketdyne Holdings, Inc.	240,763
2,898	AeroVironment, Inc.(a)	234,042
5,796	Barnes Group, Inc.	251,837
2,133	Woodward, Inc.	225,671
		1,195,695
	APPAREL & TEXTILE PRODUCTS - 0.6%
2,622	Carter’s, Inc.	264,901
2,760	Oxford Industries, Inc.	263,690
5,520	Skechers USA, Inc., Class A(a)	247,958
		776,549
	ASSET MANAGEMENT - 0.6%
4,830	Artisan Partners Asset Management, Inc., Class A	216,046
2,829	Cohen & Steers, Inc.	253,959
3,519	Stifel Financial Corporation	249,884
		719,889
	AUTOMOTIVE - 1.4%
10,557	Dana, Inc.	226,976
2,536	Dorman Products, Inc.(a)	281,445
7,383	Gentex Corporation	254,197
2,967	Gentherm, Inc.(a)	250,563
5,658	Standard Motor Products, Inc.	283,126
17,319	Tenneco, Inc., Class A(a)	181,850
2,484	Visteon Corporation(a)	263,105
		1,741,262
	BANKING - 10.1%
4,830	Ameris Bancorp	235,076
11,592	Associated Banc-Corporation	253,865
16,560	Brookline Bancorp, Inc.	255,521
8,280	Cadence Bank	241,942
6,003	Cathay General Bancorp	251,586

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	BANKING - 10.1% (Continued)
3,243	City Holding Company	$254,446
3,566	Commerce Bancshares, Inc.	248,907
3,657	Community Bank System, Inc.	258,404
2,070	Cullen/Frost Bankers, Inc.	260,592
5,996	Customers Bancorp, Inc.(a)	345,608
4,416	Eagle Bancorp, Inc.	248,842
3,243	East West Bancorp, Inc.	249,711
18,423	First Commonwealth Financial Corporation	276,897
10,695	First Financial Bancorp	245,985
5,451	First Financial Bankshares, Inc.	272,114
15,249	First Horizon Corporation	245,966
6,279	First Interstate BancSystem, Inc., Class A	256,183
13,248	First Midwest Bancorp, Inc.	261,383
4,899	Flagstar Bancorp, Inc.	227,999
21,528	FNB Corporation	251,016
16,284	Fulton Financial Corporation	257,124
4,674	Glacier Bancorp, Inc.	253,798
7,452	Hilltop Holdings, Inc.	253,592
10,764	Home BancShares, Inc.	257,583
17,526	Hope Bancorp, Inc.	251,498
6,003	International Bancshares Corporation	252,186
6,969	NBT Bancorp, Inc.	251,651
19,251	New York Community Bancorp, Inc.	230,627
18,906	Northwest Bancshares, Inc.	251,072
2,622	Pinnacle Financial Partners, Inc.	250,165
3,588	Prosperity Bancshares, Inc.	255,753
6,969	Renasant Corporation	253,881
8,625	S&T Bancorp, Inc.	257,974
3,174	ServisFirst Bancshares, Inc.	255,158
8,418	Simmons First National Corporation, Class A	245,048
6,555	Southside Bancshares, Inc.	267,116
10,350	Sterling Bancorp	256,784
5,727	Synovus Financial Corporation	259,376
4,209	Texas Capital Bancshares, Inc.(a)	237,051

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	BANKING - 10.1% (Continued)
8,142	Towne Bank	$249,064
7,659	Trustmark Corporation	234,442
2,553	UMB Financial Corporation	256,781
12,213	Umpqua Holdings Corporation	232,780
7,245	United Bankshares, Inc.	258,864
8,004	United Community Banks, Inc.	274,296
18,561	Valley National Bancorp	249,460
4,752	Webster Financial Corporation	256,085
7,728	WesBanco, Inc.	251,546
4,415	Westamerica BanCorporation	237,439
3,105	Wintrust Financial Corporation	271,781
		12,712,018
	BEVERAGES - 0.3%
621	Coca-Cola Consolidated, Inc.	354,324

	BIOTECH & PHARMA - 3.0%
4,288	2seventy bio, Inc.(a)	112,946
13,248	Bluebird Bio, Inc.(a)	133,937
13,800	Coherus Biosciences, Inc.(a)	256,266
7,383	Cytokinetics, Inc.(a)	290,448
4,692	Emergent BioSolutions, Inc.(a)	207,011
4,347	Enanta Pharmaceuticals, Inc.(a)	383,754
6,072	Halozyme Therapeutics, Inc.(a)	199,647
966	Heska Corporation(a)	155,487
15,111	Innoviva, Inc.(a),(b)	252,656
18,216	Ironwood Pharmaceuticals, Inc.(a)	202,015
13,248	Nektar Therapeutics(a),(b)	149,172
4,210	Pacira BioSciences, Inc.(a)	221,530
4,347	Prestige Consumer Healthcare, Inc.(a)	243,215
5,382	Sage Therapeutics, Inc.(a)	209,414
2,691	Sarepta Therapeutics, Inc.(a)	217,460
8,832	Supernus Pharmaceuticals, Inc.(a)	264,695
1,242	United Therapeutics Corporation(a)	235,359
		3,735,012

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CABLE & SATELLITE - 0.2%
132	Cable One, Inc.	$233,912

	CHEMICALS - 4.2%
6,279	AdvanSix, Inc.	284,376
1,656	Balchem Corporation	261,648
4,899	Cabot Corporation	257,100
8,970	Chemours Company (The)	266,409
11,040	GCP Applied Technologies, Inc.(a)	257,674
3,726	HB Fuller Company	272,594
3,381	Ingevity Corporation(a)	243,128
2,898	Innospec, Inc.	235,318
5,934	Kraton Corporation(a)	273,320
3,588	Materion Corporation	303,760
3,519	Minerals Technologies, Inc.	231,093
733	NewMarket Corporation	242,843
4,968	Olin Corporation	270,011
1,035	Quaker Chemical Corporation	235,825
1,287	Rogers Corporation(a)	350,862
3,095	RPM International, Inc.	281,769
2,691	Sensient Technologies Corporation	261,807
4,623	Trinseo plc	218,344
7,590	Valvoline, Inc.	258,591
1,104	WD-40 Company(b)	247,682
		5,254,154
	COMMERCIAL SUPPORT SERVICES - 2.7%
5,451	ABM Industries, Inc.	245,295
4,830	Brady Corporation, Class A	242,708
3,795	Brink’s Company (The)	232,102
1,311	CorVel Corporation(a)	246,468
6,900	Deluxe Corporation	233,496
4,873	Forrester Research, Inc.(a)	275,033
1,794	FTI Consulting, Inc.(a)	262,085
14,835	Harsco Corporation(a)	216,294
2,208	Insperity, Inc.	255,554

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.7% (Continued)
3,312	Korn Ferry	$240,915
2,553	TriNet Group, Inc.(a)	256,066
8,763	TrueBlue, Inc.(a)	228,013
1,103	UniFirst Corporation	211,390
5,313	Viad Corporation(a)	224,793
		3,370,212
	CONSTRUCTION MATERIALS - 1.0%
1,173	Carlisle Companies, Inc.	264,160
1,794	Eagle Materials, Inc.	276,671
8,280	MDU Resources Group, Inc.	225,464
2,277	Simpson Manufacturing Company, Inc.	262,675
7,866	Summit Materials, Inc., Class A(a)	293,401
		1,322,371
	CONSUMER SERVICES - 1.2%
414	Graham Holdings Company, Class B	234,539
2,823	Grand Canyon Education, Inc.(a)	204,583
7,107	Matthews International Corporation, Class A	246,400
1,173	Medifast, Inc.	241,333
4,071	Rent-A-Center, Inc.	179,816
4,002	Service Corp International	264,772
3,381	Strategic Education, Inc.	180,884
		1,552,327
	CONTAINERS & PACKAGING - 0.8%
2,001	AptarGroup, Inc.	239,300
3,864	Greif, Inc., Class A	234,468
6,279	Silgan Holdings, Inc.	260,389
4,071	Sonoco Products Company	236,647
		970,804
	DATA CENTER REITS - 0.4%
1,656	CoreSite Realty Corporation	283,259
3,284	CyrusOne, Inc.	292,342
		575,601
	ELECTRIC UTILITIES - 1.8%
4,140	ALLETE, Inc.	242,728

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	ELECTRIC UTILITIES - 1.8% (Continued)
3,864	Black Hills Corporation	$247,760
5,934	Hawaiian Electric Industries, Inc.	225,433
2,346	IDACORP, Inc.	245,439
3,243	MGE Energy, Inc.	235,409
4,140	NorthWestern Corporation	228,942
7,245	OGE Energy Corporation	248,648
3,588	Ormat Technologies, Inc.(b)	270,893
4,961	PNM Resources, Inc.	244,280
		2,189,532
	ELECTRICAL EQUIPMENT - 2.0%
3,657	AAON, Inc.	285,245
2,691	Advanced Energy Industries, Inc.	235,974
2,277	Badger Meter, Inc.	233,074
4,140	Belden, Inc.	255,314
3,588	FARO Technologies, Inc.(a)	249,222
3,105	Itron, Inc.(a)	192,231
874	Littelfuse, Inc.	260,872
5,934	National Instruments Corporation	246,380
2,622	OSI Systems, Inc.(a)	238,418
1,449	Watts Water Technologies, Inc., Class A	273,441
		2,470,171
	ENGINEERING & CONSTRUCTION - 2.2%
3,657	AECOM(a)	252,114
3,381	Comfort Systems USA, Inc.	320,754
2,070	EMCOR Group, Inc.	247,034
2,070	Exponent, Inc.	241,155
2,208	Installed Building Products, Inc.	285,031
6,346	KBR, Inc.	279,224
2,823	MasTec, Inc.(a)	260,196
2,415	MYR Group, Inc.(a)	267,365
1,587	Tetra Tech, Inc.	293,087
1,104	TopBuild Corporation(a)	297,848
		2,743,808

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	ENTERTAINMENT CONTENT - 0.2%
5,175	AMC Networks, Inc., Class A(a)	$199,807

	FOOD - 2.5%
6,693	Cal-Maine Foods, Inc.	241,350
3,312	Darling Ingredients, Inc.(a)	223,626
10,488	Flowers Foods, Inc.	270,801
7,866	Fresh Del Monte Produce, Inc.	194,762
6,140	Hain Celestial Group, Inc. (The)(a)	242,100
2,760	Ingredion, Inc.	257,039
1,587	J & J Snack Foods Corporation	216,752
3,036	John B Sanfilippo & Son, Inc.	250,166
4,002	Lamb Weston Holdings, Inc.	207,784
1,449	Lancaster Colony Corporation	211,844
11,316	Phibro Animal Health Corporation, Class A	221,680
2,259	Post Holdings, Inc.(a),(b)	218,219
1,311	Sanderson Farms, Inc.	246,180
		3,002,303
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
4,002	Louisiana-Pacific Corporation	261,531
2,277	Trex Company, Inc.(a)	302,317
		563,848
	GAS & WATER UTILITIES - 1.8%
2,760	American States Water Company	259,937
2,760	Atmos Energy Corporation	249,283
4,692	National Fuel Gas Company	271,244
7,038	New Jersey Resources Corporation	258,858
3,864	ONE Gas, Inc.	250,542
11,247	South Jersey Industries, Inc.	264,304
3,634	Southwest Gas Holdings, Inc.	239,154
4,002	Spire, Inc.	239,520
5,727	UGI Corporation	236,239
		2,269,081
	HEALTH CARE FACILITIES & SERVICES - 2.4%
3,726	Acadia Healthcare Company, Inc.(a)	209,289

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4% (Continued)
1,579	Amedisys, Inc.(a)	$220,507
524	Chemed Corporation	243,917
21,045	Community Health Systems, Inc.(a)	253,171
3,243	Ensign Group, Inc. (The)	247,538
3,712	HealthEquity, Inc.(a)	202,972
1,518	LHC Group, Inc.(a)	174,145
2,553	Magellan Health, Inc.(a)	241,999
7,797	Owens & Minor, Inc.	311,880
6,279	Premier, Inc., Class A	232,763
6,900	Select Medical Holdings Corporation	185,265
3,450	Tenet Healthcare Corporation(a)	251,402
10,833	Tivity Health, Inc.(a)	258,042
		3,032,890
	HEALTH CARE REIT - 0.8%
11,592	CareTrust REIT, Inc.	234,274
11,799	Medical Properties Trust, Inc.	251,201
13,317	Physicians Realty Trust	237,442
16,077	Sabra Health Care REIT, Inc.	207,876
		930,793
	HOME & OFFICE PRODUCTS - 0.5%
6,625	HNI Corporation	261,753
4,968	Tempur Sealy International, Inc.	212,829
11,454	Tupperware Brands Corporation(a)	179,141
		653,723
	HOME CONSTRUCTION - 2.7%
3,726	American Woodmark Corporation(a)	229,671
2,415	Armstrong World Industries, Inc.	255,918
10,419	Griffon Corporation	274,124
16,836	Interface, Inc.	240,081
5,934	KB Home	237,301
1,656	LGI Homes, Inc.(a)	237,901
4,071	M/I Homes, Inc.(a)	227,528
2,415	Meritage Homes Corporation(a)	272,557
3,036	Patrick Industries, Inc.	242,182

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value

	COMMON STOCKS — 98.2% (Continued)
	HOME CONSTRUCTION - 2.7% (Continued)
12,420	PGT Innovations, Inc.(a)	$255,107
9,177	Taylor Morrison Home Corporation(a)	285,037
4,071	Toll Brothers, Inc.	258,386
11,247	Tri Pointe Homes, Inc.(a)	280,837
		3,296,630

	HOTEL REIT - 1.0%
26,013	DiamondRock Hospitality Company(a)	226,573
16,284	RLJ Lodging Trust	205,016
2,829	Ryman Hospitality Properties, Inc.(a)	218,965
24,702	Summit Hotel Properties, Inc.(a)	221,083
13,179	Xenia Hotels & Resorts, Inc.(a)	206,515
		1,078,152

	HOUSEHOLD PRODUCTS - 1.3%
5,244	Central Garden & Pet Company(a)	252,656
6,831	Edgewell Personal Care Company	290,044
6,348	Energizer Holdings, Inc.(b)	236,082
1,083	Helen of Troy Ltd.(a)	260,462
3,450	Inter Parfums, Inc.	303,013
6,003	Nu Skin Enterprises, Inc., Class A(b)	263,412
		1,605,669
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.1%
1,242	Chart Industries, Inc.(a)	216,791
3,657	Gibraltar Industries, Inc.(a)	248,311
3,450	Proto Labs, Inc.(a)	172,914
1,161	RBC Bearings, Inc.(a)	229,518
3,588	Timken Company (The)	236,198
1,035	Valmont Industries, Inc.	247,396
		1,351,128
	INDUSTRIAL REIT - 1.1%
1,438	EastGroup Properties, Inc.	292,921
4,616	First Industrial Realty Trust, Inc.	278,853
1,587	PS Business Parks, Inc.	278,042
4,209	Rexford Industrial Realty, Inc.	294,966

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value

	COMMON STOCKS — 98.2% (Continued)
	INDUSTRIAL REIT - 1.1% (Continued)
6,072	STAG Industrial, Inc.	$264,618
		1,409,400

	INDUSTRIAL SUPPORT SERVICES - 0.6%
2,759	Applied Industrial Technologies, Inc.	262,215
884	Watsco, Inc.	258,756
2,070	WESCO International, Inc.(a)	256,949
		777,920
	INFRASTRUCTURE REIT - 0.2%
19,389	Uniti Group, Inc.	257,292

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
1,794	Evercore, Inc., Class A	248,828
2,553	Houlihan Lokey, Inc.	277,102
4,062	SEI Investments Company	242,217
		768,147
	INSURANCE - 2.8%
390	Alleghany Corporation(a)	252,284
1,851	American Financial Group, Inc.	247,312
4,347	AMERISAFE, Inc.	230,782
10,488	CNO Financial Group, Inc.	237,658
6,210	Employers Holdings, Inc.	239,768
66,309	Genworth Financial, Inc., Class A(a)	253,301
1,841	Hanover Insurance Group, Inc. (The)	224,142
6,141	Horace Mann Educators Corporation	227,647
3,639	Kemper Corporation	201,309
4,347	Mercury General Corporation	221,784
1,587	Primerica, Inc.	233,527
10,419	ProAssurance Corporation	239,637
2,208	Reinsurance Group of America, Inc.	209,561
2,400	RLI Corporation	246,672
3,105	Safety Insurance Group, Inc.	239,923
		3,505,307

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INTERNET MEDIA & SERVICES - 0.2%
8,418	HealthStream, Inc.(a)	$195,466

	LEISURE FACILITIES & SERVICES - 2.1%
5,451	BJ’s Restaurants, Inc.(a)	162,767
4,968	Cheesecake Factory, Inc. (The)(a)	190,374
12,972	Cinemark Holdings, Inc.(a),(b)	201,325
2,415	Jack in the Box, Inc.	199,479
1,510	Marriott Vacations Worldwide Corporation	230,502
1,863	Papa John’s International, Inc.	227,137
4,140	SeaWorld Entertainment, Inc.(a)	244,219
2,829	Shake Shack, Inc., Class A(a)	206,489
5,796	St Joe Company (The)	278,265
2,553	Texas Roadhouse, Inc.	211,746
10,695	Wendy’s Company (The)	220,103
1,380	Wingstop, Inc.	221,628
		2,594,034
	LEISURE PRODUCTS - 1.6%
2,484	Brunswick Corporation	233,272
8,073	Callaway Golf Company(a)	217,648
1,656	Fox Factory Holding Corporation(a)	291,074
2,001	Polaris, Inc.	223,692
3,243	Sturm Ruger & Company, Inc.	232,491
2,208	Thor Industries, Inc.	233,408
5,865	Vista Outdoor, Inc.(a)	256,125
3,657	Winnebago Industries, Inc.(b)	264,109
		1,951,819
	MACHINERY - 4.6%
1,982	AGCO Corporation	218,436
1,725	Alamo Group, Inc.	245,330
3,105	Albany International Corporation, Class A	251,288
2,622	Crane Company	253,128
1,932	Curtiss-Wright Corporation	243,084
4,071	Donaldson Company, Inc.	229,727
3,174	ESCO Technologies, Inc.	259,443

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	MACHINERY - 4.6% (Continued)
2,967	Franklin Electric Company, Inc.	$261,244
3,312	Graco, Inc.	241,412
5,934	Hillenbrand, Inc.	264,656
1,587	John Bean Technologies Corporation	250,381
6,969	Kennametal, Inc.	246,494
1,841	Lincoln Electric Holdings, Inc.	248,461
1,587	Lindsay Corporation	230,940
1,720	MSA Safety, Inc.	246,510
2,322	Oshkosh Corporation	249,847
2,549	Regal Rexnord Corporation	402,997
3,174	SPX FLOW, Inc.	265,061
2,415	Standex International Corporation	248,769
3,312	Tennant Company	260,522
5,658	Terex Corporation	239,786
2,484	Toro Company	249,791
6,831	Zurn Water Solutions Corporation	239,427
		5,846,734
	MEDICAL EQUIPMENT & DEVICES - 1.5%
10,557	CryoLife, Inc.(a)	181,475
3,017	Globus Medical, Inc., Class A(a)	188,925
3,519	Haemonetics Corporation(a)	180,349
1,035	ICU Medical, Inc.(a)	234,126
3,381	Integra LifeSciences Holdings Corporation(a)	216,215
3,381	Merit Medical Systems, Inc.(a)	212,530
7,314	Myriad Genetics, Inc.(a)	189,140
5,727	Neogen Corporation(a)	229,824
3,864	NuVasive, Inc.(a)	185,704
		1,818,288
	METALS & MINING - 1.0%
39,606	Coeur Mining, Inc.(a)	221,794
3,933	Compass Minerals International, Inc.	191,340
2,484	Encore Wire Corporation	348,903
44,850	Hecla Mining Company	248,469

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	METALS & MINING - 1.0% (Continued)
2,415	Royal Gold, Inc.	$241,572
		1,252,078
	MORTGAGE FINANCE - 0.4%
16,008	Apollo Commercial Real Estate Finance, Inc.	216,588
78,453	Invesco Mortgage Capital, Inc.(b)	235,359
		451,947
	MULTI ASSET CLASS REIT - 0.4%
9,729	Washington Real Estate Investment Trust	245,171
19,044	Lexington Realty Trust	286,612
		531,783
	OFFICE REIT - 2.0%
6,348	American Assets Trust, Inc.	218,371
18,078	Brandywine Realty Trust	232,302
12,834	Columbia Property Trust, Inc.	246,413
8,832	Corporate Office Properties Trust	226,629
6,486	Cousins Properties, Inc.	244,911
7,521	Douglas Emmett, Inc.	246,463
5,515	Highwoods Properties, Inc.	238,248
3,519	Kilroy Realty Corporation	227,081
14,076	Mack-Cali Realty Corporation(a)	235,210
14,007	Piedmont Office Realty Trust, Inc., Class A	243,442
		2,359,070
	OIL & GAS PRODUCERS - 1.0%
7,590	HollyFrontier Corporation	245,309
2,553	Oasis Petroleum, Inc.	306,105
10,143	SM Energy Company	294,147
50,784	Southwestern Energy Company(a)	227,512
7,452	World Fuel Services Corporation	186,225
		1,259,298
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
18,906	Oceaneering International, Inc.(a)	202,105

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	PUBLISHING & BROADCASTING - 1.1%
13,593	EW Scripps Company (The), Class A	$251,878
36,363	Gannett Company, Inc.(a)	185,815
4,761	New York Times Company (The), Class A	226,148
1,518	Nexstar Media Group, Inc., Class A	226,941
7,383	Scholastic Corporation	277,896
4,347	World Wrestling Entertainment, Inc., Class A(b)	214,568
		1,383,246
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
7,935	Omega Healthcare Investors, Inc.	221,704

	RENEWABLE ENERGY - 0.6%
3,243	EnerSys	240,274
2,691	First Solar, Inc.(a)	278,787
7,107	Green Plains, Inc.(a)	274,686
		793,747
	RESIDENTIAL REIT - 0.4%
4,899	American Campus Communities, Inc.	253,474
11,730	Independence Realty Trust, Inc.	287,385
		540,859
	RETAIL - CONSUMER STAPLES - 1.2%
5,244	Big Lots, Inc.(b)	227,485
1,297	Casey’s General Stores, Inc.	251,994
1,242	Five Below, Inc.(a)	252,672
3,864	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	239,143
10,902	Sprouts Farmers Market, Inc.(a)	288,467
4,693	Weis Markets, Inc.	295,425
		1,555,186
	RETAIL - DISCRETIONARY - 2.9%
1,242	Asbury Automotive Group, Inc.(a)	203,241
2,208	Avis Budget Group, Inc.(a)	606,294
4,485	Builders FirstSource, Inc.(a)	311,438
1,863	Dick’s Sporting Goods, Inc.	219,014
1,173	Dillard’s, Inc., Class A(b)	321,285
3,312	Hibbett, Inc.	258,170

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	RETAIL - DISCRETIONARY - 2.9% (Continued)
7,314	La-Z-Boy, Inc.	$244,214
690	Lithia Motors, Inc.	201,018
4,899	MarineMax, Inc.(a)	260,970
4,071	Monro, Inc.	228,057
14,352	Sally Beauty Holdings, Inc.(a)	281,156
2,484	Sleep Number Corporation(a),(b)	198,174
4,416	Sonic Automotive, Inc., Class A	198,323
		3,531,354
	RETAIL REIT - 1.6%
12,006	Acadia Realty Trust	242,401
3,588	Agree Realty Corporation	242,405
8,901	Four Corners Property Trust, Inc.	240,505
11,799	Kite Realty Group Trust	237,396
5,520	National Retail Properties, Inc.	243,432
14,007	Retail Opportunity Investments Corporation	245,963
5,589	Saul Centers, Inc.	275,146
14,358	Tanger Factory Outlet Centers, Inc.(b)	284,432
		2,011,680
	SEMICONDUCTORS - 3.9%
9,039	Amkor Technology, Inc.	194,881
2,484	Azenta, Inc.	280,940
5,451	CEVA, Inc.(a)	240,389
2,829	Cirrus Logic, Inc.(a)	226,829
957	Coherent, Inc.(a)	247,796
7,383	Cohu, Inc.(a)	243,418
2,553	Diodes, Inc.(a)	271,512
4,002	II-VI, Inc.(a)	250,245
1,491	IPG Photonics Corporation(a)	244,807
4,692	MaxLinear, Inc., A(a)	315,912
1,587	MKS Instruments, Inc.	241,478
2,277	Power Integrations, Inc.	227,768
3,036	Semtech Corporation(a)	260,094
1,656	Silicon Laboratories, Inc.(a)	325,023
1,311	Synaptics, Inc.(a)	370,017

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SEMICONDUCTORS - 3.9% (Continued)
10,971	Veeco Instruments, Inc.(a),(b)	$291,609
11,799	Vishay Intertechnology, Inc.	240,346
2,901	Wolfspeed, Inc.(a)	355,721
		4,828,785
	SOFTWARE - 4.2%
7,797	ACI Worldwide, Inc.(a)	227,205
17,871	Allscripts Healthcare Solutions, Inc.(a)	297,195
3,381	Blackbaud, Inc.(a),(b)	255,130
6,073	Bottomline Technologies DE, Inc.(a)	272,313
5,589	CDK Global, Inc.	215,959
3,174	CommVault Systems, Inc.(a)	199,581
4,344	Consensus Cloud Solutions, Inc.(a)	272,108
7,038	Donnelley Financial Solutions, Inc.(a)	328,815
3,105	Envestnet, Inc.(a)	238,060
1,725	J2 Global, Inc.(a)	196,426
3,863	LivePerson, Inc.(a)	149,344
13,455	Mandiant, Inc.(a)	228,331
1,518	Manhattan Associates, Inc.(a)	237,051
415	MicroStrategy, Inc., Class A(a),(b)	299,393
3,243	New Relic, Inc.(a)	359,423
1,587	Omnicell, Inc.(a)	280,899
1,841	Pegasystems, Inc.	211,384
4,623	Progress Software Corporation	223,984
2,070	Qualys, Inc.(a)	269,700
1,449	SPS Commerce, Inc.(a)	204,295
5,313	Verint Systems, Inc.(a)	252,846
		5,219,442
	SPECIALTY FINANCE - 2.1%
5,106	Encore Capital Group, Inc.(a),(b)	297,884
7,314	Enova International, Inc.(a)	278,810
3,629	First American Financial Corporation	269,199
1,587	LendingTree, Inc.(a)	179,934
16,284	MGIC Investment Corporation	229,604
3,105	Nelnet, Inc., Class A	267,651

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SPECIALTY FINANCE - 2.1% (Continued)
13,662	SLM Corporation	$242,910
3,933	Stewart Information Services Corporation	280,108
2,208	Walker & Dunlop, Inc.	310,644
1,242	World Acceptance Corporation(a),(b)	255,132
		2,611,876
	SPECIALTY REITS - 0.2%
2,070	Lamar Advertising Company, Class A	226,168

	STEEL - 1.1%
14,559	Allegheny Technologies, Inc.(a)	207,320
7,935	Commercial Metals Company	245,192
1,715	Reliance Steel & Aluminum Company	254,899
4,071	Steel Dynamics, Inc.	243,446
11,178	United States Steel Corporation	252,735
4,554	Worthington Industries, Inc.	218,501
		1,422,093
	TECHNOLOGY HARDWARE - 3.5%
8,418	3D Systems Corporation(a)	191,762
12,558	ADTRAN, Inc.	255,932
2,139	Arrow Electronics, Inc.(a)	260,209
8,832	Benchmark Electronics, Inc.(b)	208,259
25,116	GoPro, Inc., Class A(a)	251,160
27,186	Harmonic, Inc.(a)	292,251
3,519	InterDigital, Inc.	238,975
3,933	Jabil, Inc.	229,923
12,834	Knowles Corporation(a),(b)	278,754
2,829	Lumentum Holdings, Inc.(a)	245,472
6,141	NCR Corporation(a)	238,885
8,970	NetScout Systems, Inc.(a)	268,203
2,690	Plexus Corporation(a)	226,337
6,210	Sanmina Corporation(a)	226,913
6,555	Super Micro Computer, Inc.(a)	271,377
19,527	TTM Technologies, Inc.(a)	269,082
4,460	ViaSat, Inc.(a)	197,533

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TECHNOLOGY HARDWARE - 3.5% (Continued)
1,794	Vicor Corporation(a)	$257,367
		4,408,394
	TECHNOLOGY SERVICES - 2.1%
959	CACI International, Inc., Class A(a)	248,793
5,106	CSG Systems International, Inc.(b)	269,137
2,001	ExlService Holdings, Inc.(a)	259,870
552	Fair Isaac Corporation(a)	194,928
4,830	Green Dot Corporation, Class A(a)	173,397
1,428	Jack Henry & Associates, Inc.	216,528
3,243	ManTech International Corporation, Class A	220,362
2,898	MAXIMUS, Inc.	218,654
2,001	Perficient, Inc.(a)	274,196
20,079	Sabre Corporation(a)	151,195
2,829	Science Applications International Corporation	237,325
1,428	WEX, Inc.(a)	180,528
		2,644,913
	TELECOMMUNICATIONS - 1.0%
9,867	8x8, Inc.(a)	212,634
3,381	Cogent Communications Holdings, Inc.	253,338
27,048	Consolidated Communications Holdings, Inc.(a)	203,401
5,658	Iridium Communications, Inc.(a)	217,550
12,765	Telephone and Data Systems, Inc.	225,685
15,111	Vonage Holdings Corporation(a)	311,588
		1,424,196
	TIMBER REITS - 0.4%
4,554	PotlatchDeltic Corporation	246,554
6,624	Rayonier, Inc.	250,188
		496,742
	TRANSPORTATION & LOGISTICS - 2.0%
1,173	Allegiant Travel Company(a)	203,187
2,829	Forward Air Corporation	279,364
15,042	Heartland Express, Inc.	251,803
3,519	Hub Group, Inc., Class A(a)	273,321
4,692	Knight-Swift Transportation Holdings, Inc.	268,617

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TRANSPORTATION & LOGISTICS - 2.0% (Continued)
1,491	Landstar System, Inc.	$251,308
3,036	Matson, Inc.	247,525
1,035	Saia, Inc.(a)	342,771
4,899	SkyWest, Inc.(a)	191,894
5,313	Werner Enterprises, Inc.	239,669
		2,549,459
	TRANSPORTATION EQUIPMENT - 0.2%
8,901	Trinity Industries, Inc.	235,877

	WHOLESALE - CONSUMER STAPLES - 0.2%
8,142	Andersons, Inc. (The)	276,665

	WHOLESALE - DISCRETIONARY - 0.6%
2,346	ePlus, Inc.(a)	247,480
6,762	ScanSource, Inc.(a),(b)	211,313
2,667	Veritiv Corporation(a)	336,148
		794,941

	TOTAL COMMON STOCKS (Cost $115,089,605)	122,467,789

	WARRANT — 0.0%(d)
	OIL & GAS SERVICES & EQUIPMENT - 0.0% (d)
972	Nabors Industries Ltd. (a) (Cost $0)	4,471

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 3.2%
	MONEY MARKET FUND - 3.2%
3,972,456	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $3,972,456)(c),(e)	$3,972,456

	TOTAL INVESTMENTS - 101.4% (Cost $119,062,061)	$126,444,716
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(1,786,878)
	NET ASSETS - 100.0%	$124,657,838

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan at November 30, 2021. The total fair value of the securities on loan as of November 30, 2021 was $3,726,183.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2021. Total collateral had a value of $3,972,456 at November 30, 2021.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2021.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0%
	AEROSPACE & DEFENSE — 1.4%
800,000	Teledyne Technologies, Inc.		0.9500	04/01/24	$794,888
800,000	Teledyne Technologies, Inc.		1.6000	04/01/26	795,724
950,000	Teledyne Technologies, Inc.		2.2500	04/01/28	958,856
800,000	Textron, Inc.		3.0000	06/01/30	834,987
					3,384,455

	BANKING — 1.8%
800,000	First Republic Bank/CA(a)	SOFRRATE + 0.620%	1.9120	02/12/24	811,187
800,000	M&T Bank Corporation		3.5500	07/26/23	832,817
1,000,000	Regions Financial Corporation		1.8000	08/12/28	981,304
800,000	SVB Financial Group		2.1000	05/15/28	799,275
800,000	SVB Financial Group		3.1250	06/05/30	841,524
					4,266,107

	CHEMICALS — 3.2%
800,000	Albemarle Corporation		4.1500	12/01/24	862,590
1,368,000	Avery Dennison Corporation		4.8750	12/06/28	1,609,175
800,000	Celanese US Holdings, LLC		3.5000	05/08/24	841,952
800,000	Celanese US Holdings, LLC		1.4000	08/05/26	782,366
800,000	Eastman Chemical Company		3.8000	03/15/25	858,199
800,000	Eastman Chemical Company		4.5000	12/01/28	920,053
800,000	PPG Industries, Inc.		1.2000	03/15/26	785,490
800,000	PPG Industries, Inc.		3.7500	03/15/28	896,129
					7,555,954

	COMMERCIAL SUPPORT SERVICES — 3.5%
1,748,000	Cintas Corp No 2		3.7000	04/01/27	1,911,064
800,000	Republic Services, Inc.		2.5000	08/15/24	826,518
1,184,000	Republic Services, Inc.		3.2000	03/15/25	1,249,114
950,000	Republic Services, Inc.		2.3000	03/01/30	957,058
800,000	Waste Management, Inc.		2.4000	05/15/23	816,757
800,000	Waste Management, Inc.		3.1250	03/01/25	843,918
800,000	Waste Management, Inc.		3.1500	11/15/27	852,206
800,000	Waste Management, Inc.		2.0000	06/01/29	795,487
					8,252,122

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	CONSTRUCTION MATERIALS — 1.6%
800,000	Martin Marietta Materials, Inc.	0.6500	07/15/23	$798,862
800,000	Martin Marietta Materials, Inc.	3.5000	12/15/27	864,257
800,000	Vulcan Materials Company	4.5000	04/01/25	877,263
1,184,000	Vulcan Materials Company	3.9000	04/01/27	1,302,850
				3,843,232

	CONTAINERS & PACKAGING — 1.2%
800,000	Amcor Finance USA, Inc.	3.6250	04/28/26	860,622
800,000	Bemis Company, Inc.	2.6300	06/19/30	814,023
1,000,000	Packaging Corp of America	3.4000	12/15/27	1,090,184
				2,764,829

	DIVERSIFIED INDUSTRIALS — 3.6%
800,000	Dover Corporation	3.1500	11/15/25	851,663
800,000	Honeywell International, Inc.	2.3000	08/15/24	828,463
800,000	Honeywell International, Inc.	1.3500	06/01/25	804,236
2,083,000	Honeywell International, Inc.	2.5000	11/01/26	2,180,810
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	843,102
2,048,000	Illinois Tool Works, Inc.	2.6500	11/15/26	2,151,256
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	858,367
				8,517,897

	ELECTRIC UTILITIES — 4.8%
800,000	Avangrid, Inc.	3.1500	12/01/24	839,864
800,000	Avangrid, Inc.	3.8000	06/01/29	881,289
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	787,104
800,000	CenterPoint Energy, Inc.	4.2500	11/01/28	898,535
800,000	Consolidated Edison, Inc.	0.6500	12/01/23	795,938
800,000	Entergy Corporation	0.9000	09/15/25	779,405
800,000	Entergy Corporation	1.9000	06/15/28	780,714
800,000	Entergy Corporation	2.8000	06/15/30	811,686
800,000	Evergy, Inc.	2.4500	09/15/24	825,902
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	794,292
1,481,000	WEC Energy Group, Inc.	3.5500	06/15/25	1,576,613
1,700,000	WEC Energy Group, Inc.	1.3750	10/15/27	1,644,391
				11,415,733

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	ELECTRICAL EQUIPMENT — 4.9%
800,000	Amphenol Corporation	2.0500	03/01/25	$821,389
2,263,000	Amphenol Corporation	4.3500	06/01/29	2,595,397
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	871,467
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	905,483
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	845,936
800,000	Roper Technologies, Inc.	3.6500	09/15/23	836,499
1,786,000	Roper Technologies, Inc.	3.8000	12/15/26	1,951,230
800,000	Roper Technologies, Inc.	4.2000	09/15/28	901,272
800,000	Trimble, Inc.	4.7500	12/01/24	873,904
800,000	Trimble, Inc.	4.9000	06/15/28	918,052
				11,520,629

	ENGINEERING & CONSTRUCTION — 0.3%
800,000	Quanta Services, Inc. B	2.9000	10/01/30	825,475

	ENTERTAINMENT CONTENT — 1.7%
1,500,000	Activision Blizzard, Inc.	3.4000	06/15/27	1,616,911
800,000	Discovery Communications, LLC	3.8000	03/13/24	843,192
800,000	Discovery Communications, LLC	3.9000	11/15/24	854,391
800,000	Fox Corporation	4.0300	01/25/24	847,433
				4,161,927

	FOOD — 2.8%
800,000	Conagra Brands, Inc.	0.5000	08/11/23	795,322
800,000	Conagra Brands, Inc.	4.6000	11/01/25	887,562
800,000	Conagra Brands, Inc.	1.3750	11/01/27	767,471
1,552,000	Conagra Brands, Inc.	4.8500	11/01/28	1,804,820
800,000	Hormel Foods Corporation	0.6500	06/03/24	794,156
800,000	Hormel Foods Corporation	1.7000	06/03/28	795,027
800,000	Hormel Foods Corporation	1.8000	06/11/30	785,381
				6,629,739

	HEALTH CARE FACILITIES & SERVICES — 2.1%
800,000	HCA, Inc.	5.8750	05/01/23	848,280
1,190,000	HCA, Inc.	5.3750	02/01/25	1,299,480
1,790,000	HCA, Inc.	4.5000	02/15/27	1,971,719

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 2.1% (Continued)
800,000	HCA, Inc.	5.8750	02/01/29	$940,024
				5,059,503

	HOME CONSTRUCTION — 4.4%
800,000	DR Horton, Inc.	5.7500	08/15/23	855,300
800,000	DR Horton, Inc.	2.5000	10/15/24	830,329
800,000	Fortune Brands Home & Security, Inc.	4.0000	09/21/23	841,025
800,000	Fortune Brands Home & Security, Inc.	4.0000	06/15/25	865,254
800,000	Fortune Brands Home & Security, Inc.	3.2500	09/15/29	861,324
800,000	Lennar Corporation	4.8750	12/15/23	852,164
800,000	Lennar Corporation	5.8750	11/15/24	889,148
860,000	Lennar Corporation	4.7500	11/29/27	978,477
800,000	Mohawk Industries, Inc.	3.6250	05/15/30	867,215
1,700,000	PulteGroup, Inc.	5.5000	03/01/26	1,940,507
800,000	PulteGroup, Inc.	5.0000	01/15/27	912,600
				10,693,343

	HOUSEHOLD PRODUCTS — 0.4%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	850,462

	INDUSTRIAL SUPPORT SERVICES — 0.3%
800,000	WW Grainger, Inc.	1.8500	02/15/25	817,161

	INSTITUTIONAL FINANCIAL SERVICES — 1.9%
3,248,000	Cboe Global Markets, Inc.	3.6500	01/12/27	3,555,223
800,000	Intercontinental Exchange, Inc.	3.7500	12/01/25	865,736
				4,420,959

	INSURANCE — 0.7%
800,000	Arch Capital Finance, LLC	4.0110	12/15/26	884,598
800,000	Brown & Brown, Inc.	4.2000	09/15/24	857,894
				1,742,492

	INTERNET MEDIA & SERVICES — 2.3%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	854,093
800,000	Booking Holdings, Inc.	3.5500	03/15/28	883,420
920,000	Booking Holdings, Inc.	4.6250	04/13/30	1,078,155
800,000	VeriSign, Inc.	5.2500	04/01/25	885,880

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	INTERNET MEDIA & SERVICES — 2.3% (Continued)
800,000	VeriSign, Inc.	4.7500	07/15/27	$833,636
830,000	VeriSign, Inc.	2.7000	06/15/31	838,935
				5,374,119

	LEISURE PRODUCTS — 0.4%
800,000	Hasbro, Inc.	3.5500	11/19/26	860,467

	MACHINERY — 3.0%
800,000	Caterpillar, Inc.	3.4000	05/15/24	844,064
800,000	Caterpillar, Inc.	2.6000	09/19/29	840,632
800,000	Parker-Hannifin Corporation	2.7000	06/14/24	831,837
1,658,000	Parker-Hannifin Corporation	3.3000	11/21/24	1,748,062
2,759,000	Parker-Hannifin Corporation	3.2500	06/14/29	2,941,145
				7,205,740

	MEDICAL EQUIPMENT & DEVICES — 3.7%
800,000	Agilent Technologies, Inc.	3.8750	07/15/23	834,793
800,000	Agilent Technologies, Inc.	2.7500	09/15/29	830,278
1,700,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	1,811,392
800,000	Edwards Lifesciences Corporation	4.3000	06/15/28	907,944
920,000	Illumina, Inc.	2.5500	03/23/31	924,347
800,000	Stryker Corporation	0.6000	12/01/23	794,049
800,000	Stryker Corporation	1.1500	06/15/25	794,856
800,000	Stryker Corporation	3.6500	03/07/28	875,211
1,000,000	Stryker Corporation	1.9500	06/15/30	984,060
				8,756,930

	METALS & MINING — 0.3%
800,000	Newmont Corporation	2.8000	10/01/29	827,360

	OIL & GAS PRODUCERS — 6.7%
800,000	Energy Transfer Operating, L.P.	4.2000	09/15/23	839,036
800,000	EOG Resources, Inc.	3.1500	04/01/25	844,934
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	829,779
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	867,623
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	1,022,273

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	OIL & GAS PRODUCERS — 6.7% (Continued)
1,658,000	ONEOK Partners, L.P.	4.9000	03/15/25	$1,821,034
800,000	ONEOK, Inc.	7.5000	09/01/23	874,975
800,000	ONEOK, Inc.	4.0000	07/13/27	867,159
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,277,474
800,000	Valero Energy Corporation	2.7000	04/15/23	820,159
800,000	Valero Energy Corporation	3.6500	03/15/25	855,765
1,748,000	Valero Energy Corporation	3.4000	09/15/26	1,855,723
1,345,000	Williams Companies, Inc. (The)	3.9000	01/15/25	1,439,276
800,000	Williams Companies, Inc. (The)	4.5000	11/15/23	846,343
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	867,017
				15,928,570

	OIL & GAS SERVICES & EQUIPMENT — 1.6%
1,000,000	Baker Hughes a GE Company, LLC	3.3370	12/15/27	1,069,776
800,000	Halliburton Company	3.5000	08/01/23	828,310
1,758,000	Halliburton Company	3.8000	11/15/25	1,904,416
				3,802,502

	PUBLISHING & BROADCASTING — 0.8%
860,000	Discovery Communications, LLC	3.9500	03/20/28	939,054
800,000	Discovery Communications, LLC	4.1250	05/15/29	882,608
				1,821,662

	REAL ESTATE INVESTMENT TRUSTS — 14.2%
800,000	Alexandria Real Estate Equities, Inc.	3.4500	04/30/25	856,367
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	895,140
800,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	834,800
800,000	American Tower Corporation	3.9500	03/15/29	873,853
800,000	American Tower Corporation	3.0000	06/15/23	824,831
800,000	American Tower Corporation	2.9500	01/15/25	833,399
890,000	American Tower Corporation	3.3750	10/15/26	945,150
800,000	Camden Property Trust	4.1000	10/15/28	913,253
1,100,000	Crown Castle International Corporation	1.3500	07/15/25	1,089,921
800,000	Crown Castle International Corporation	3.1500	07/15/23	827,804
800,000	Crown Castle International Corporation	4.0000	03/01/27	874,220
1,000,000	Crown Castle International Corporation	4.3000	02/15/29	1,114,270
800,000	Digital Realty Trust, L.P.	4.7500	10/01/25	892,081

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 14.2% (Continued)
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	$971,363
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	874,797
1,000,000	Extra Space Storage, L.P.	2.5500	06/01/31	994,786
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	759,655
1,748,000	Kimco Realty Corporation	2.7000	03/01/24	1,800,651
800,000	Kimco Realty Corporation	3.3000	02/01/25	846,200
800,000	Kimco Realty Corporation	2.8000	10/01/26	840,890
800,000	Kimco Realty Corporation	2.7000	10/01/30	822,559
800,000	Public Storage	3.0940	09/15/27	860,728
800,000	Realty Income Corporation	4.6500	08/01/23	845,308
800,000	Realty Income Corporation	3.8750	04/15/25	867,865
1,748,000	Realty Income Corporation	4.1250	10/15/26	1,951,781
500,000	Realty Income Corporation	3.2500	06/15/29	544,914
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	802,246
800,000	UDR, Inc.	3.2000	01/15/30	853,445
800,000	Ventas Realty, L.P.	3.5000	04/15/24	842,739
800,000	Ventas Realty, L.P.	2.6500	01/15/25	830,904
1,748,000	Ventas Realty, L.P.	3.2500	10/15/26	1,867,581
1,130,000	Ventas Realty, L.P.	4.4000	01/15/29	1,280,645
800,000	WP Carey, Inc.	4.6000	04/01/24	854,516
800,000	WP Carey, Inc.	4.0000	02/01/25	857,647
800,000	WP Carey, Inc.	2.4000	02/01/31	792,855
				33,739,164

	RETAIL - CONSUMER STAPLES — 3.0%
845,000	Costco Wholesale Corporation	2.7500	05/18/24	880,787
1,770,000	Costco Wholesale Corporation	3.0000	05/18/27	1,912,353
800,000	Dollar General Corporation	3.2500	04/15/23	821,921
830,000	Dollar General Corporation	3.8750	04/15/27	915,064
800,000	Dollar Tree, Inc.	3.7000	05/15/23	831,519
1,763,000	Dollar Tree, Inc.	4.2000	05/15/28	1,975,231
				7,336,875

	RETAIL - DISCRETIONARY — 2.5%
1,345,000	AutoZone, Inc.	3.1250	07/15/23	1,389,448
1,748,000	AutoZone, Inc.	3.7500	06/01/27	1,921,038

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	RETAIL - DISCRETIONARY — 2.5% (Continued)
800,000	Genuine Parts Company	1.8750	11/01/30	$748,196
830,000	O’Reilly Automotive, Inc.	3.6000	09/01/27	907,507
980,000	Tractor Supply Company	1.7500	11/01/30	925,102
				5,891,291

	SEMICONDUCTORS — 5.6%
800,000	Analog Devices, Inc.	2.9500	04/01/25	846,245
800,000	Analog Devices, Inc.	3.5000	12/05/26	872,899
800,000	Broadcom, Inc.	3.6250	10/15/24	849,067
800,000	Broadcom, Inc.	3.4590	09/15/26	851,208
2,000,000	Broadcom, Inc.	4.1100	09/15/28	2,199,425
800,000	KLA Corporation	4.6500	11/01/24	872,440
980,000	KLA Corporation	4.1000	03/15/29	1,115,121
800,000	Marvell Technology, Inc.(b)	4.2000	06/22/23	836,918
800,000	Microchip Technology, Inc.	4.3330	06/01/23	838,220
800,000	NVIDIA Corporation	0.3090	06/15/23	797,137
800,000	NVIDIA Corporation	3.2000	09/16/26	865,848
800,000	NVIDIA Corporation	2.8500	04/01/30	851,019
830,000	Xilinx Inc	2.3750	06/01/30	848,205
800,000	Xilinx, Inc.	2.9500	06/01/24	832,800
				13,476,552

	SOFTWARE — 1.3%
800,000	Fortinet, Inc.	1.0000	03/15/26	779,261
800,000	Fortinet, Inc.	2.2000	03/15/31	786,635
800,000	Roper Technologies, Inc.	2.3500	09/15/24	823,627
800,000	ServiceNow, Inc.	1.4000	09/01/30	747,324
				3,136,847

	STEEL — 2.1%
800,000	Nucor Corporation	4.0000	08/01/23	836,956
800,000	Nucor Corporation	2.0000	06/01/25	813,656
800,000	Nucor Corporation	3.9500	05/01/28	892,905
800,000	Nucor Corporation	2.7000	06/01/30	824,916
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	832,255
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	854,015
				5,054,703

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	TECHNOLOGY HARDWARE — 1.4%
800,000	FLIR Systems, Inc.	2.5000	08/01/30	$804,355
800,000	NetApp, Inc.	3.3000	09/29/24	845,525
800,000	NetApp, Inc.	2.3750	06/22/27	819,295
800,000	NetApp, Inc.	2.7000	06/22/30	811,656
				3,280,831

	TECHNOLOGY SERVICES — 4.6%
800,000	Equifax, Inc.	3.9500	06/15/23	836,102
800,000	Equifax, Inc.	2.6000	12/01/24	830,477
800,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	790,865
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	898,726
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	889,793
800,000	Fidelity National Information Services, Inc.	3.7500	05/21/29	877,826
800,000	Global Payments, Inc.	3.7500	06/01/23	827,901
920,000	Global Payments, Inc.	2.6500	02/15/25	948,528
800,000	Global Payments, Inc.	4.4500	06/01/28	889,555
890,000	Global Payments, Inc.	3.2000	08/15/29	922,634
1,160,000	Verisk Analytics, Inc.	4.0000	06/15/25	1,258,424
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	902,677
				10,873,508

	TRANSPORTATION & LOGISTICS — 2.9%
800,000	CSX Corporation	3.4000	08/01/24	847,049
800,000	CSX Corporation	3.3500	11/01/25	858,979
800,000	CSX Corporation	2.6000	11/01/26	842,259
920,000	CSX Corporation	4.2500	03/15/29	1,051,411
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	870,276
800,000	Kansas City Southern	3.0000	05/15/23	821,997
800,000	Union Pacific Corporation	3.5000	06/08/23	833,470
800,000	Union Pacific Corporation	2.1500	02/05/27	820,832
				6,946,273
	TOTAL CORPORATE BONDS (Cost $233,517,034)			231,035,413

	TOTAL INVESTMENTS - 97.0% (Cost $233,517,034)			$231,035,413
	OTHER ASSETS LESS LIABILITIES- 3.0%			7,189,277
	NET ASSETS - 100.0%			$238,224,690

SOFRRATE - Secured Overnight Financing Rate

(a)	Variable rate security; the rate shown represents the rate on November 30, 2021.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021 the total market value of 144A securities is $836,918 or 0.4% of net assets.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 0.6%
4,154	Teledyne Technologies, Inc.(a)	$1,725,115

	BANKING - 1.7%
5,226	Signature Bank	1,579,820
4,824	SVB Financial Group(a)	3,339,800
		4,919,620
	BIOTECH & PHARMA - 1.1%
10,452	Alnylam Pharmaceuticals, Inc.(a)	1,921,078
20,100	Incyte Corporation(a)	1,361,172
		3,282,250
	CHEMICALS - 1.9%
10,452	Albemarle Corporation	2,785,354
7,370	Avery Dennison Corporation	1,511,366
12,060	Eastman Chemical Company	1,257,737
		5,554,457
	COMMERCIAL SUPPORT SERVICES - 2.6%
9,246	Cintas Corporation	3,903,569
28,676	Republic Services, Inc.	3,792,688
		7,696,257
	CONTAINERS & PACKAGING - 0.4%
11,926	Crown Holdings, Inc.	1,261,771

	DATA CENTER REIT - 1.6%
28,006	Digital Realty Trust, Inc.	4,697,726

	DIVERSIFIED INDUSTRIALS - 0.7%
12,998	Dover Corporation	2,129,722

	E-COMMERCE DISCRETIONARY - 0.8%
9,514	Wayfair, Inc., Class A(a),(b)	2,357,950

	ELECTRIC UTILITIES - 2.0%
60,702	AES Corporation (The)	1,419,213
22,780	Alliant Energy Corporation	1,248,116

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRIC UTILITIES - 2.0% (Continued)
34,974	Avangrid, Inc.(b)	$1,770,384
51,724	CenterPoint Energy, Inc.	1,340,169
		5,777,882
	ELECTRICAL EQUIPMENT - 3.0%
52,662	Amphenol Corporation, Class A	4,243,504
15,812	Cognex Corporation	1,221,477
16,482	Keysight Technologies, Inc.(a)	3,205,419
		8,670,400
	ENGINEERING & CONSTRUCTION - 0.5%
12,462	Quanta Services, Inc.	1,417,926

	ENTERTAINMENT CONTENT - 1.1%
65,794	Discovery, Inc. - Series A(a),(b)	1,531,026
48,642	Fox Corporation, Class A	1,737,006
		3,268,032
	FOOD - 0.7%
49,044	Hormel Foods Corporation	2,030,421

	HEALTH CARE FACILITIES & SERVICES - 3.4%
15,008	Catalent, Inc.(a)	1,930,929
29,078	HCA Healthcare, Inc.	6,559,706
5,092	Molina Healthcare, Inc.(a)	1,452,137
		9,942,772
	HEALTH CARE REIT - 0.6%
36,046	Ventas, Inc.	1,691,278

	HOUSEHOLD PRODUCTS - 0.7%
22,244	Church & Dwight Company, Inc.	1,988,169

	INDUSTRIAL REIT - 4.1%
34,572	Duke Realty Corporation	2,016,585
67,938	Prologis, Inc.	10,241,653
		12,258,238

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.7%
6,298	United Rentals, Inc.(a)	$2,133,385

	INSURANCE - 0.4%
22,914	Loews Corporation	1,224,982

	MACHINERY - 1.6%
5,226	Nordson Corporation	1,328,397
11,524	Parker-Hannifin Corporation	3,480,939
		4,809,336
	MEDICAL EQUIPMENT & DEVICES - 14.3%
27,336	Agilent Technologies, Inc.	4,125,002
56,012	Edwards Lifesciences Corporation(a)	6,010,648
16,482	Exact Sciences Corporation(a)	1,407,068
7,638	IDEXX Laboratories, Inc.(a)	4,644,439
14,204	Illumina, Inc.(a)	5,189,147
31,812	Intuitive Surgical, Inc.(a)	10,317,904
4,824	Masimo Corporation(a)	1,341,651
2,010	Mettler-Toledo International, Inc.(a)	3,043,401
13,534	ResMed, Inc.	3,449,140
6,566	West Pharmaceutical Services, Inc.	2,906,506
		42,434,906
	METALS & MINING - 3.0%
129,712	Freeport-McMoRan, Inc.	4,809,721
73,164	Newmont Corporation	4,018,167
		8,827,888
	MULTI ASSET CLASS REIT - 0.5%
17,554	WP Carey, Inc.	1,340,248

	OFFICE REIT - 1.4%
13,802	Alexandria Real Estate Equities, Inc.	2,761,366
13,936	Boston Properties, Inc.	1,502,858
3,497	Orion Office REIT, Inc.(a)	62,142
		4,326,366

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OIL & GAS PRODUCERS - 1.4%
56,280	Devon Energy Corporation	$2,367,137
15,544	Diamondback Energy, Inc.	1,659,011
		4,026,148
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
118,188	Schlumberger N.V.	3,389,632

	RESIDENTIAL REIT - 5.0%
9,112	Camden Property Trust	1,505,394
16,884	Equity LifeStyle Properties, Inc.	1,372,669
33,768	Equity Residential	2,880,748
140,298	Invitation Homes, Inc.	5,673,651
10,720	Sun Communities, Inc.	2,021,578
26,800	UDR, Inc.	1,520,364
		14,974,404
	RETAIL - DISCRETIONARY - 1.1%
5,896	Burlington Stores, Inc.(a)	1,728,294
12,864	Genuine Parts Company	1,643,247
		3,371,541
	RETAIL REIT - 0.8%
35,778	Realty Income Corporation	2,430,042

	SELF-STORAGE REIT - 0.9%
12,596	Extra Space Storage, Inc.	2,519,200

	SEMICONDUCTORS - 10.6%
47,302	Analog Devices, Inc.	8,526,185
13,668	KLA Corporation	5,578,321
48,240	Microchip Technology, Inc.	4,024,663
38,324	ON Semiconductor Corporation(a)	2,354,243
10,050	Qorvo, Inc.(a)	1,469,612
14,874	Skyworks Solutions, Inc.	2,255,791
14,740	Teradyne, Inc.	2,253,304
21,842	Xilinx, Inc.	4,989,805
		31,451,924

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 11.8%
7,772	ANSYS, Inc.(a)	$3,042,583
12,730	Ceridian HCM Holding, Inc.(a),(b)	1,392,662
17,822	DocuSign, Inc.(a)	4,390,628
5,226	Paycom Software, Inc.(a)	2,286,270
8,308	RingCentral, Inc., Class A(a)	1,794,362
17,822	ServiceNow, Inc.(a)	11,543,309
13,668	Synopsys, Inc.(a)	4,660,788
3,618	Tyler Technologies, Inc.(a)	1,877,670
13,668	Veeva Systems, Inc., Class A(a)	3,862,303
		34,850,575
	STEEL - 0.9%
25,594	Nucor Corporation	2,719,618

	TECHNOLOGY HARDWARE - 1.5%
19,430	NetApp, Inc.	1,726,938
4,690	Zebra Technologies Corporation, Class A(a)	2,761,379
		4,488,317
	TECHNOLOGY SERVICES - 10.7%
36,448	CoStar Group, Inc.(a)	2,834,196
5,092	EPAM Systems, Inc.(a)	3,098,737
55,744	Fidelity National Information Services, Inc.	5,825,247
7,236	FleetCor Technologies, Inc.(a)	1,498,793
7,370	Gartner, Inc.(a)	2,301,283
26,398	Global Payments, Inc.	3,142,418
3,484	MarketAxess Holdings, Inc.	1,228,772
7,236	MSCI, Inc.	4,554,700
32,428	Paychex, Inc.	3,865,418
14,338	Verisk Analytics, Inc.	3,224,186
		31,573,750
	TRANSPORTATION & LOGISTICS - 2.4%
15,142	Expeditors International of Washington, Inc.	1,841,570
9,246	J.B. Hunt Transport Services, Inc.	1,767,465
10,184	Old Dominion Freight Line, Inc.	3,617,052
		7,226,087

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION EQUIPMENT - 1.4%
30,954	PACCAR, Inc.	$2,582,183
16,616	Westinghouse Air Brake Technologies Corporation	1,475,002
		4,057,185
	WHOLESALE - DISCRETIONARY - 0.5%
25,594	LKQ Corporation	1,430,704

	TOTAL COMMON STOCKS (Cost $277,129,082)	294,276,224

	COLLATERAL FOR SECURITIES LOANED — 1.4%
	MONEY MARKET FUND - 1.4%
4,218,174	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $4,218,174)(c),(d)	4,218,174

	TOTAL INVESTMENTS - 100.9% (Cost $281,347,256)	$298,494,398
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(2,532,864)
	NET ASSETS - 100.0%	$295,961,534

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan at November 30, 2021. The total fair value of the securities on loan as of November 30, 2021 was $3,901,932.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2021. Total collateral had a value of $4,218,174 at November 30, 2021.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2021.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0%
	AEROSPACE & DEFENSE - 0.9%
3,300	Rolls-Royce Holdings plc(a)	$5,348
4,554	Safran S.A.	506,345
6,072	Thales S.A.	495,375
		1,007,068
	APPAREL & TEXTILE PRODUCTS - 1.4%
5,478	Cie Financiere Richemont S.A.	809,210
396	Hermes International	736,804
		1,546,014
	ASSET MANAGEMENT - 3.3%
330	3i Group plc	6,056
5,280	Groupe Bruxelles Lambert S.A.	567,691
764	Industrivarden A.B.	22,630
18,876	Industrivarden A.B., C Shares	555,170
26,466	Investor A.B.	612,311
10,626	L E Lundbergforetagen A.B.	580,907
330	Partners Group Holding A.G.	566,998
44,550	Reinet Investments SCA	732,457
132	Schroders plc	6,001
		3,650,221
	AUTOMOTIVE - 3.3%
6,204	Bayerische Motoren Werke A.G.	593,434
3,828	Cie Generale des Etablissements Michelin SCA	562,298
5,346	Continental A.G.(a),	569,853
8,382	Denso Corporation	615,002
2,772	Ferrari N.V.	721,996
6,732	Toyota Industries Corporation	552,576
		3,615,159
	BANKING - 9.3%
7,854	Commonwealth Bank of Australia	518,908
42,768	Credit Agricole S.A.	580,853
35,442	Danske Bank A/S	580,942
132,792	Grupo Financiero Banorte S.A.B. de C.V.	789,355
209,814	Intesa Sanpaolo SpA	499,611
6,996	KBC Group N.V.	582,885

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	BANKING - 9.3% (Continued)
4,554	Macquarie Group Ltd.	$635,276
413,726	Malayan Banking Bhd	783,933
29,700	National Australia Bank Ltd.	574,905
78,408	Powszechna Kasa Oszczednosci Bank Polski S.A.(a),	825,347
884,136	Public Bank Bhd	827,138
41,844	Skandinaviska Enskilda Banken A.B.	607,277
90,552	Standard Bank Group Ltd.	732,610
52,932	Svenska Handelsbanken A.B., A Shares	559,027
30,096	Swedbank A.B., A Shares	604,726
31,284	United Overseas Bank Ltd.	581,121
		10,283,914
	BIOTECH & PHARMA - 1.9%
15,576	Chugai Pharmaceutical Company Ltd.	504,819
2,640	CSL Ltd.	574,278
23,166	Grifols S.A.	412,778
5,412	UCB S.A.	585,660
		2,077,535
	CHEMICALS - 6.6%
3,498	Air Liquide S.A.	574,144
5,214	Akzo Nobel N.V.	545,336
6,204	Brenntag S.E.	528,630
4,950	Croda International plc	662,418
594	EMS-Chemie Holding A.G.	562,933
18,546	Evonik Industries A.G.	555,494
132	Givaudan S.A.	641,885
2,772	Koninklijke DSM N.V.	593,299
63,558	Mitsubishi Chemical Holdings Corporation	499,418
8,118	Novozymes A/S, Class B	610,771
4,752	Solvay S.A.	529,108
4,356	Symrise A.G.	610,438
10,164	Umicore S.A.	492,060
		7,405,934
	COMMERCIAL SUPPORT SERVICES - 2.0%
18,282	Bureau Veritas S.A.	575,367

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.0% (Continued)
264	Compass Group plc(a),	$5,108
10,626	Edenred	472,684
4,224	Eurofins Scientific S.E.	536,977
198	SGS S.A.	594,171
		2,184,307
	CONSTRUCTION MATERIALS - 3.2%
8,382	Cie de Saint-Gobain	530,046
11,748	CRH plc	568,238
7,590	HeidelbergCement A.G.	505,251
12,144	Holcim Ltd.	583,316
15,444	James Hardie Industries plc - ADR	609,618
1,716	Sika A.G.	668,858
		3,465,327
	CONTAINERS & PACKAGING - 0.5%
50,358	Amcor plc - ADR	579,157

	DIVERSIFIED INDUSTRIALS - 0.5%
15,180	Alfa Laval A.B.	585,641

	E-COMMERCE DISCRETIONARY - 1.0%
56,100	Allegro.eu S.A.(a)	533,901
6,006	Zalando S.E.(a),	542,586
		1,076,487
	ELECTRIC UTILITIES - 4.4%
29,644	Aboitiz Equity Ventures, Inc.	28,888
46,530	E.ON S.E.	570,564
27,984	Endesa S.A.	624,779
72,468	Enel SpA	547,090
43,494	Engie S.A. (a)	627,137
19,734	Fortum OYJ	564,422
55,176	Iberdrola S.A.	615,099
264	SSE plc	5,421
338,768	Tenaga Nasional Bhd	743,254

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	ELECTRIC UTILITIES - 4.4% (Continued)
79,332	Terna Rete Elettrica Nazionale SpA	$587,211
		4,913,865
	ELECTRICAL EQUIPMENT - 1.4%
19,734	Assa Abloy A.B., Class B	551,918
35,970	Hexagon A.B.	523,217
2,046	Schindler Holding A.G.	523,992
		1,599,127
	ENGINEERING & CONSTRUCTION - 1.4%
14,190	Bouygues S.A.	478,369
19,800	Ferrovial S.A.	547,366
5,676	Vinci S.A.	534,496
		1,560,231
	ENTERTAINMENT CONTENT - 0.5%
94,644	Bollore S.A.	504,532

	FOOD - 2.2%
19,602	Ajinomoto Company, Inc.	588,172
264	Barry Callebaut A.G.	621,914
5	Chocoladefabriken Lindt & Spruengli A.G.(a)	612,708
195,624	Wilmar International Ltd.	586,380
		2,409,174
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
34,188	Stora Enso OYJ, R Shares	576,268
2,728	Suzano S.A.(a)	27,233
16,038	UPM-Kymmene OYJ	578,579
		1,182,080
	GAS & WATER UTILITIES - 1.1%
23,628	Naturgy Energy Group S.A.	646,275
104,742	Snam SpA	586,423
		1,232,698
	HEALTH CARE FACILITIES & SERVICES - 2.1%
8,316	Fresenius Medical Care A.G. & Company KGaA	494,047
12,342	Fresenius S.E. & Company KGaA	465,318
498,852	IHH Healthcare Bhd	779,400

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1% (Continued)
19,800	Sonic Healthcare Ltd.	$599,474
		2,338,239
	HOME CONSTRUCTION - 0.5%
792	Geberit A.G.	602,345

	HOUSEHOLD PRODUCTS - 0.9%
5,016	Beiersdorf A.G.	498,091
6,930	Henkel A.G. & Company KGaA	511,317
		1,009,408
	INDUSTRIAL REIT - 0.6%
36,366	Goodman Group	636,639

	INDUSTRIAL SUPPORT SERVICES - 0.0%(b)
66	Ashtead Group plc	5,278

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
10,788	B3 S.A. - Brasil Bolsa Balcao	21,256
3,564	Deutsche Boerse A.G.	556,014
5,544	London Stock Exchange Group plc	476,903
		1,054,173
	INSURANCE - 2.7%
132	Admiral Group plc	5,164
26,598	Dai-ichi Life Holdings, Inc.	535,731
156,425	Legal & General Group plc	583,393
330	Prudential plc	5,571
11,814	Sampo OYJ, A Shares	576,993
1,188	Swiss Life Holding A.G.	680,141
25,014	Tryg A/S	601,769
		2,988,762
	INTERNET MEDIA & SERVICES - 1.7%
5,132	Naspers Ltd., N Shares	787,312
7,260	Prosus N.V.	579,548
4,818	REA Group Ltd.	554,757
		1,921,617

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	MACHINERY - 2.6%
9,108	Atlas Copco A.B., Class A	$557,037
34,782	CNH Industrial N.V.	573,752
2,574	FANUC Corporation	504,281
24,618	Sandvik A.B.	608,756
858	SMC Corporation	548,978
3,596	WEG S.A.	20,493
		2,813,297
	MEDICAL EQUIPMENT & DEVICES - 2.0%
3,498	Coloplast A/S - Series B	568,075
10,890	Demant A/S(a)	517,045
2,970	EssilorLuxottica S.A.	591,783
1,452	Sonova Holding A.G.	543,676
		2,220,579
	METALS & MINING - 5.7%
8,250	Anglo American Platinum Ltd.	875,762
30,360	Antofagasta plc	554,295
21,450	BHP Group Ltd.	598,783
23,364	BHP Group plc	638,767
50,820	Fortescue Metals Group Ltd.	612,937
35,310	Newcrest Mining Ltd.	591,364
78,606	Norsk Hydro ASA	508,146
8,052	Rio Tinto Ltd.	533,817
9,042	Rio Tinto plc	551,714
14,718	Southern Copper Corporation	861,003
		6,326,588
	MULTI ASSET CLASS REIT - 0.0%(b)
330	Segro plc	6,152

	OIL & GAS PRODUCERS - 2.0%
140,250	ENEOS Holdings, Inc.	522,981
46,530	Eni SpA	609,740
9,900	OMV A.G.	523,407
35,772	Woodside Petroleum Ltd.	543,554
		2,199,682

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 2.1%
9,636	Deutsche Wohnen S.E.	$429,621
1,237,086	SM Prime Holdings, Inc.	918,270
16,038	Sumitomo Realty & Development Company Ltd.	499,877
9,438	Vonovia S.E.	520,547
		2,368,315
	RETAIL - CONSUMER STAPLES - 1.1%
21,846	Aeon Company Ltd.	508,800
238,788	Wal-Mart de Mexico S.A.B. de C.V. (a)	748,939
		1,257,739
	RETAIL - DISCRETIONARY - 1.7%
5,346	Next plc	556,061
4,554	Pandora A/S	561,052
42,098	SM Investments Corporation	818,816
		1,935,929
	SEMICONDUCTORS - 2.2%
660	ASML Holding N.V.	519,730
13,530	Infineon Technologies A.G.	608,109
2,772	NXP Semiconductors N.V.	619,154
12,870	STMicroelectronics N.V. - ADR(c)	624,710
		2,371,703
	SOFTWARE - 1.6%
5,082	Check Point Software Technologies Ltd.(a)	565,677
10,296	Dassault Systemes S.E.	616,429
2,046	Nice Ltd. - ADR(a)	597,391
		1,779,497
	SPECIALTY FINANCE - 0.0%(b)
1,663	Isracard Ltd.	7,319

	TECHNOLOGY HARDWARE - 0.9%
3,432	Garmin Ltd.	458,309
46,134	Panasonic Corporation	504,835
		963,144
	TECHNOLOGY SERVICES - 2.1%
2,640	Globant S.A.(a)	699,626

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	TECHNOLOGY SERVICES - 2.1% (Continued)
10,428	NEC Corporation	$470,222
30,162	NTT Data Corporation	635,940
5,346	Wolters Kluwer N.V.	597,293
		2,403,081
	TELECOMMUNICATIONS - 2.8%
183,744	Koninklijke KPN N.V.	537,945
86,988	MTN Group Ltd.(a),	877,222
319,784	Singapore Telecommunications Ltd.	550,407
3,472	Telefonica Brasil S.A.	30,850
141,174	Telia Company A.B.(c)	543,091
206,118	Telstra Corp Ltd.	594,822
		3,134,337
	TRANSPORTATION & LOGISTICS - 4.3%
3,630	Aena SME S.A.(a),	529,128
31,020	Atlantia SpA(a)	563,197
2,310	DSV A/S	499,259
8,844	East Japan Railway Company	544,138
1,584	Kuehne + Nagel International A.G.	451,373
42,636	Poste Italiane SpA	534,621
5,214	Ryanair Holdings plc - ADR(a)	498,198
98,604	Sydney Airport(a),	580,296
57,948	Transurban Group	561,263
		4,761,473
	TRANSPORTATION EQUIPMENT - 1.0%
15,840	Alstom S.A.	561,273
26,334	Volvo A.B.	573,418
		1,134,691
	WHOLESALE - CONSUMER STAPLES - 0.5%
18,476	ITOCHU Corporation	530,466

	TOTAL COMMON STOCKS (Cost $94,419,867)	97,648,924

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	RIGHT — 0.0%(b)
	REAL ESTATE OWNERS & DEVELOPERS - 0.0% (b)
8,866	Vonovia S.E. (a) (Cost $33,526)	$31,036

	WARRANT — 0.0%(b)
	APPAREL & TEXTILE PRODUCTS - 0.0% (b)
12,580	CIE FINANCIERE RICHMO-A WARRANTS (a) (Cost $6,914)	13,594

	COLLATERAL FOR SECURITIES LOANED — 0.9%
	MONEY MARKET FUND - 0.9%
1,033,848	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $1,033,848)(d),(e)	1,033,848

	TOTAL INVESTMENTS - 88.9% (Cost $95,494,155)	$98,727,402
	OTHER ASSETS LESS LIABILITIES - 11.1%	12,281,293
	NET ASSETS - 100.0%	$111,008,695

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of the security is on loan at November 30, 2021. The total fair value of the securities on loan as of November 30, 2021 was $987,321.

(d)	Security was purchased with cash received as collateral for securities on loan at November 30, 2021. Total collateral had a value of $1,033,848 at November 30, 2021.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2021.

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.0%
	AEROSPACE & DEFENSE - 0.4%
1,168	Teledyne Technologies, Inc.(a)	$485,059

	BANKING - 1.4%
1,606	Signature Bank	485,494
1,460	SVB Financial Group(a)	1,010,802
		1,496,296
	BIOTECH & PHARMA - 0.9%
3,066	Alnylam Pharmaceuticals, Inc.(a)	563,531
5,840	Incyte Corporation(a)	395,485
		959,016
	CHEMICALS - 1.5%
3,066	Albemarle Corporation	817,059
2,190	Avery Dennison Corporation	449,103
3,504	Eastman Chemical Company	365,432
		1,631,594
	COMMERCIAL SUPPORT SERVICES - 2.1%
2,774	Cintas Corporation	1,171,154
8,468	Republic Services, Inc.	1,119,978
		2,291,132
	CONTAINERS & PACKAGING - 0.3%
3,504	Crown Holdings, Inc.	370,723

	DATA CENTER REIT - 1.2%
8,176	Digital Realty Trust, Inc.	1,371,442

	DIVERSIFIED INDUSTRIALS - 0.6%
3,796	Dover Corporation	621,975

	E-COMMERCE DISCRETIONARY - 0.7%
3,066	Wayfair, Inc., Class A(a),(b)	759,877

	ELECTRIC UTILITIES - 1.5%
17,812	AES Corporation (The)	416,445
6,716	Alliant Energy Corporation	367,970

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.0% (Continued)
	ELECTRIC UTILITIES - 1.5% (Continued)
10,220	Avangrid, Inc.(b)	$517,336
15,184	CenterPoint Energy, Inc.	393,417
		1,695,168
	ELECTRICAL EQUIPMENT - 2.2%
15,476	Amphenol Corporation, Class A	1,247,055
4,672	Cognex Corporation	360,912
4,818	Keysight Technologies, Inc.(a)	937,005
		2,544,972
	ENGINEERING & CONSTRUCTION - 0.4%
3,650	Quanta Services, Inc.	415,297

	ENTERTAINMENT CONTENT - 0.9%
19,272	Discovery, Inc. - Series A(a),(b)	448,459
14,308	Fox Corporation, Class A	510,939
		959,398
	FOOD - 0.6%
14,454	Hormel Foods Corporation	598,395

	HEALTH CARE FACILITIES & SERVICES - 2.7%
4,380	Catalent, Inc.(a)	563,531
8,614	HCA Healthcare, Inc.	1,943,232
1,460	Molina Healthcare, Inc.(a)	416,363
		2,923,126
	HEALTH CARE REIT - 0.5%
10,658	Ventas, Inc.	500,073

	HOUSEHOLD PRODUCTS - 0.5%
6,570	Church & Dwight Company, Inc.	587,227

	INDUSTRIAL REIT - 3.1%
10,220	Duke Realty Corporation	596,133
20,002	Prologis, Inc.	3,015,301
		3,611,434

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.6%
1,898	United Rentals, Inc.(a)	$642,929

	INSURANCE - 0.3%
6,716	Loews Corporation	359,037

	MACHINERY - 1.3%
1,460	Nordson Corporation	371,117
3,358	Parker-Hannifin Corporation	1,014,318
		1,385,435
	MEDICAL EQUIPMENT & DEVICES - 11.4%
8,030	Agilent Technologies, Inc.	1,211,727
16,498	Edwards Lifesciences Corporation(a)	1,770,400
4,818	Exact Sciences Corporation(a)	411,313
2,190	IDEXX Laboratories, Inc.(a)	1,331,673
4,234	Illumina, Inc.(a)	1,546,807
9,198	Intuitive Surgical, Inc.(a)	2,983,279
1,460	Masimo Corporation(a)	406,055
730	Mettler-Toledo International, Inc.(a)	1,105,315
3,942	ResMed, Inc.	1,004,619
1,898	West Pharmaceutical Services, Inc.	840,169
		12,611,357
	METALS & MINING - 2.4%
38,106	Freeport-McMoRan, Inc.	1,412,970
21,462	Newmont Corporation	1,178,693
		2,591,663
	MULTI ASSET CLASS REIT - 0.4%
5,110	WP Carey, Inc.	390,149

	OFFICE REIT - 1.1%
4,088	Alexandria Real Estate Equities, Inc.	817,886
3,942	Boston Properties, Inc.	425,105
1,036	Orion Office REIT, Inc.(a)	18,410
		1,261,401

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.0% (Continued)
	OIL & GAS PRODUCERS - 1.1%
16,498	Devon Energy Corporation	$693,906
4,526	Diamondback Energy, Inc.	483,060
		1,176,966
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
34,748	Schlumberger N.V.	996,573

	RESIDENTIAL REIT - 4.1%
2,628	Camden Property Trust	434,172
4,818	Equity LifeStyle Properties, Inc.	391,703
9,928	Equity Residential	846,958
41,172	Invitation Homes, Inc.	1,664,996
3,212	Sun Communities, Inc.	605,719
7,884	UDR, Inc.	447,259
		4,390,807
	RETAIL - DISCRETIONARY - 0.9%
1,898	Burlington Stores, Inc.(a)	556,361
3,796	Genuine Parts Company	484,901
		1,041,262
	RETAIL REIT - 0.7%
10,512	Realty Income Corporation	713,975

	SELF-STORAGE REIT - 0.7%
3,650	Extra Space Storage, Inc.	730,000

	SEMICONDUCTORS - 8.4%
13,870	Analog Devices, Inc.	2,500,067
3,942	KLA Corporation	1,608,848
14,308	Microchip Technology, Inc.	1,193,716
11,242	ON Semiconductor Corporation(a)	690,596
2,920	Qorvo, Inc.(a)	426,992
4,380	Skyworks Solutions, Inc.	664,271
4,380	Teradyne, Inc.	669,571
6,424	Xilinx, Inc.	1,467,563
		9,221,624

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.0% (Continued)
	SOFTWARE - 9.3%
2,336	ANSYS, Inc.(a)	$914,497
3,796	Ceridian HCM Holding, Inc.(a),(b)	415,282
5,256	DocuSign, Inc.(a)	1,294,868
1,606	Paycom Software, Inc.(a)	702,593
2,482	RingCentral, Inc., Class A(a)	536,062
5,256	ServiceNow, Inc.(a)	3,404,312
4,088	Synopsys, Inc.(a)	1,394,008
1,022	Tyler Technologies, Inc.(a)	530,398
4,088	Veeva Systems, Inc., Class A(a)	1,155,187
		10,347,207
	STEEL - 0.7%
7,446	Nucor Corporation	791,212

	TECHNOLOGY HARDWARE - 1.2%
5,694	NetApp, Inc.	506,083
1,314	Zebra Technologies Corporation, Class A(a)	773,657
		1,279,740
	TECHNOLOGY SERVICES - 8.5%
10,804	CoStar Group, Inc.(a)	840,119
1,460	EPAM Systems, Inc.(a)	888,483
16,352	Fidelity National Information Services, Inc.	1,708,783
2,044	FleetCor Technologies, Inc.(a)	423,374
2,190	Gartner, Inc.(a)	683,828
7,738	Global Payments, Inc.	921,132
1,022	MarketAxess Holdings, Inc.	360,449
2,190	MSCI, Inc.	1,378,495
9,490	Paychex, Inc.	1,131,208
4,234	Verisk Analytics, Inc.	952,100
		9,287,971
	TRANSPORTATION & LOGISTICS - 2.0%
4,380	Expeditors International of Washington, Inc.	532,696
2,774	J.B. Hunt Transport Services, Inc.	530,278
3,066	Old Dominion Freight Line, Inc.	1,088,951
		2,151,925

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.0% (Continued)
	TRANSPORTATION EQUIPMENT - 1.1%
9,052	PACCAR, Inc.	$755,118
4,818	Westinghouse Air Brake Technologies Corporation	427,694
		1,182,812
	WHOLESALE - DISCRETIONARY - 0.4%
7,592	LKQ Corporation	424,393

	TOTAL COMMON STOCKS (Cost $81,724,417)	86,800,642

	EXCHANGE-TRADED FUND — 20.2%
	FIXED INCOME - 20.2%
242,798	Vanguard Long-Term Treasury ETF(b) (Cost $21,154,887)	22,199,021

	COLLATERAL FOR SECURITIES LOANED - 1.5%
	MONEY MARKET FUND - 1.5%
1,597,816	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $1,597,816)(c),(d)	1,597,816

	TOTAL INVESTMENTS - 100.7% (Cost $104,477,120)	$110,597,479
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(773,274)
	NET ASSETS - 100.0%	$109,824,205

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan at November 30, 2021. The total fair value of the securities on loan as of November 30, 2021 was $1,488,496.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2021. Total collateral had a value of $1,597,816 at November 30, 2021.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2021.

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ASSET MANAGEMENT - 5.6%
7,860	Affiliated Managers Group, Inc.	$1,337,222
24,360	Artisan Partners Asset Management, Inc., Class A	1,089,623
		2,426,845
	BANKING - 2.8%
27,640	Bank OZK	1,235,784

	BEVERAGES - 1.9%
12,510	Celsius Holdings, Inc.(a)	855,809

	BIOTECH & PHARMA - 2.7%
6,170	United Therapeutics Corporation(a)	1,169,215

	CHEMICALS - 2.6%
12,310	Westlake Chemical Corporation	1,143,845

	COMMERCIAL SUPPORT SERVICES - 2.6%
47,980	H&R Block, Inc.	1,136,166

	CONSUMER SERVICES - 2.2%
21,970	Rent-A-Center, Inc.	970,415

	ELECTRICAL EQUIPMENT - 3.0%
4,380	Littelfuse, Inc.	1,307,342

	ENGINEERING & CONSTRUCTION - 2.9%
13,740	MasTec, Inc.(a)	1,266,416

	FORESTRY, PAPER & WOOD PRODUCTS - 2.9%
19,500	Louisiana-Pacific Corporation	1,274,325

	HOME CONSTRUCTION - 2.8%
25,620	MDC Holdings, Inc.	1,225,661

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.8%
5,100	Valmont Industries, Inc.	$1,219,053

	INDUSTRIAL SUPPORT SERVICES - 2.9%
22,670	Triton International Ltd.	1,268,840

	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
8,340	Evercore, Inc., Class A	1,156,758

	INSURANCE - 2.2%
10,140	Reinsurance Group of America, Inc.	962,387

	INTERNET MEDIA & SERVICES - 5.1%
14,480	TechTarget, Inc.(a)	1,399,202
22,710	Upwork, Inc.(a)	846,175
		2,245,377
	LEISURE PRODUCTS - 8.4%
30,230	Camping World Holdings, Inc., CLASS A	1,325,888
9,830	Thor Industries, Inc.	1,039,129
14,230	YETI Holdings, Inc.(a)	1,311,437
		3,676,454
	MEDICAL EQUIPMENT & DEVICES - 2.2%
10,220	STAAR Surgical Company(a)	972,842

	OIL & GAS SERVICES & EQUIPMENT - 2.3%
83,630	NOV, Inc.	996,870

	REAL ESTATE SERVICES - 2.4%
28,360	eXp World Holdings, Inc.	1,041,096

	RETAIL - DISCRETIONARY - 2.6%
25,350	Foot Locker, Inc.	1,156,974

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL REIT - 2.8%
9,960	Federal Realty Investment Trust	$1,221,793

	SEMICONDUCTORS - 6.0%
12,080	Azenta, Inc.	1,366,248
8,470	MKS Instruments, Inc.	1,288,795
		2,655,043
	SOFTWARE - 5.0%
15,380	Digital Turbine, Inc.(a)	816,063
7,690	Omnicell, Inc.(a)	1,361,130
		2,177,193
	SPECIALTY FINANCE - 3.2%
10,130	Walker & Dunlop, Inc.	1,425,190

	STEEL - 2.5%
28,700	Ternium S.A. - ADR	1,096,053

	TECHNOLOGY HARDWARE - 8.3%
13,560	Dolby Laboratories, Inc., Class A	1,131,040
8,400	Kornit Digital Ltd.(a)	1,301,243
8,710	Vicor Corporation(a)	1,249,536
		3,681,819
	TECHNOLOGY SERVICES - 2.5%
13,020	TTEC Holdings, Inc.	1,098,758

	TRANSPORTATION & LOGISTICS - 3.1%
14,220	Forward Air Corporation	1,404,226

	TOTAL COMMON STOCKS (Cost $43,803,984)	43,468,549

	TOTAL INVESTMENTS - 98.9% (Cost $43,803,984)	$43,468,549
	OTHER ASSETS LESS LIABILITIES - 1.1%	475,280
	NET ASSETS - 100.0%	$43,943,829

ADR	- American Depositary Receipt

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 3.0%
21,070	KKR & Company, Inc.	$1,568,662

	BANKING - 5.0%
16,100	East West Bancorp, Inc.	1,239,700
1,960	SVB Financial Group(a)	1,356,966
		2,596,666
	BIOTECH & PHARMA - 5.1%
11,410	Horizon Therapeutics PLC(a)	1,183,902
7,140	Novavax, Inc., Class A(a)	1,489,618
		2,673,520
	CHEMICALS - 4.5%
33,180	Mosaic Company (The)	1,135,420
18,760	Nutrien Ltd.	1,240,411
		2,375,831
	ELECTRICAL EQUIPMENT - 2.5%
3,150	Generac Holdings, Inc.(a)	1,326,906

	ENGINEERING & CONSTRUCTION - 2.4%
11,270	Quanta Services, Inc.	1,282,301

	ENTERTAINMENT CONTENT - 2.2%
3,990	Sea Ltd., Class A - ADR(a)	1,149,399

	FOOD - 2.3%
17,850	Darling Ingredients, Inc.(a)	1,205,232

	GAS & WATER UTILITIES - 2.3%
28,700	UGI Corporation	1,183,875

	INDUSTRIAL SUPPORT SERVICES - 2.9%
24,780	Fastenal Company	1,466,232

See accompanying notes to financial statements.

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 2.4%
11,200	Cincinnati Financial Corporation	$1,275,680

	MACHINERY - 2.4%
6,580	Caterpillar, Inc.	1,272,243

	MEDICAL EQUIPMENT & DEVICES - 4.7%
1,960	Align Technology, Inc.(a)	1,198,599
2,100	IDEXX Laboratories, Inc.(a)	1,276,947
		2,475,546
	REAL ESTATE INVESTMENT TRUSTS - 2.6%
1,120	Texas Pacific Land Corporation	1,353,822

	RENEWABLE ENERGY - 3.1%
5,040	SolarEdge Technologies, Inc.(a)	1,651,910

	RETAIL - CONSUMER STAPLES - 2.6%
6,160	Dollar General Corporation	1,363,208

	RETAIL - DISCRETIONARY - 5.0%
2,030	RH(a)	1,183,855
6,510	Tractor Supply Company	1,466,899
		2,650,754
	SEMICONDUCTORS - 7.0%
3,850	KLA Corporation	1,571,301
6,440	NVIDIA Corporation	2,104,334
		3,675,635
	SOFTWARE - 20.1%
8,610	Cadence Design Systems, Inc.(a)	1,527,931
10,990	Cloudflare, Inc., Class A(a)	2,068,757
5,320	Crowdstrike Holdings, Inc., Class A(a)	1,155,185
5,180	DocuSign, Inc.(a)	1,276,145
4,410	Fortinet, Inc.(a)	1,464,605
4,550	Veeva Systems, Inc., Class A(a)	1,285,739

See accompanying notes to financial statements.

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 20.1% (Continued)
5,040	Zscaler, Inc.(a)	$1,748,729
		10,527,091
	TECHNOLOGY HARDWARE - 7.6%
14,210	NetApp, Inc.	1,262,985
4,200	Ubiquiti, Inc.	1,257,018
2,520	Zebra Technologies Corporation, Class A(a)	1,483,725
		4,003,728
	TECHNOLOGY SERVICES - 2.0%
3,010	MarketAxess Holdings, Inc.	1,061,597

	TELECOMMUNICATIONS - 2.2%
25,297	SK Telecom Company Ltd. - ADR	1,163,646

	WHOLESALE - CONSUMER STAPLES - 2.5%
15,400	Bunge Ltd.	1,333,178

	WHOLESALE - DISCRETIONARY - 3.1%
2,940	Pool Corporation	1,629,113

	TOTAL COMMON STOCKS (Cost $47,488,306)	52,265,775

	TOTAL INVESTMENTS - 99.5% (Cost $47,488,306)	$52,265,775
	OTHER ASSETS LESS LIABILITIES - 0.5%	272,457
	NET ASSETS - 100.0%	$52,538,232

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2021

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$122,073,362	$119,062,061	$233,517,034	$281,347,256
At value	$138,169,648	$126,444,716	$231,035,413	$298,494,398
Cash	988,158	1,656,004	5,509,250	1,636,270
Foreign currencies (Cost $213,455, $0, $0 and $0, respectively)	229,780	—	—	—
Dividends and interest receivable	361,254	128,519	1,975,690	139,591
Receivable for Fund shares sold	—	—	—	2,267,985
Receivable for investments sold	—	496,986	—	—
Prepaid expenses	—	3,141	4,059	5,137
TOTAL ASSETS	139,748,840	128,729,366	238,524,412	302,543,381

LIABILITIES
Payable for investments purchased	—	—	—	2,256,822
Securities lending collateral payable	2,298,141	3,972,456	—	4,218,174
Distributions payable	—	—	165,600	—
Investment advisory fees payable	35,268	30,446	58,126	49,642
Custody fees payable	43,119	21,488	18,885	27,721
Payable to related parties	15,869	21,063	33,251	26,031
Accrued expenses and other liabilities	27,577	26,075	23,860	3,457
TOTAL LIABILITIES	2,419,974	4,071,528	299,722	6,581,847
NET ASSETS	$137,328,866	$124,657,838	$238,224,690	$295,961,534

Net Assets Consist Of:
Paid in capital	$110,991,057	$106,882,179	$240,039,416	$233,337,618
Accumulated earnings (deficit)	26,337,809	17,775,659	(1,814,726)	62,623,916
NET ASSETS	$137,328,866	$124,657,838	$238,224,690	$295,961,534

Net Asset Value Per Share:
Net Assets	$137,328,866	$124,657,838	$238,224,690	$295,961,534
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,550,000	3,450,000	9,200,000	6,700,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$38.68	$36.13	$25.89	$44.17

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2021

			Inspire Faithward Mid	Inspire Faithward
	Inspire International	Inspire Tactical	Cap	Large Cap
	ESG ETF	Balanced ESG ETF	Momentum ESG ETF	Momentum ESG ETF
ASSETS
Investment securities:
At cost	$95,494,155	$104,477,120	$43,803,984	$47,488,306
At value	$98,727,402	$110,597,479	$43,468,549	$52,265,775
Cash	3,785,400	878,403	522,723	336,506
Foreign currencies (Cost $8,762,924, $0, $0, and $0, respectively)	8,762,749	—	—	—
Receivable for Fund shares sold	3,724,940	752,468	—	—
Dividends and interest receivable	328,808	41,241	25,359	15,816
Prepaid expenses	3,151	763	2,253	2,013
TOTAL ASSETS	115,332,450	112,270,354	44,018,884	52,620,110

LIABILITIES
Payable for investments purchased	3,156,529	746,447	—	—
Securities lending collateral payable	1,033,848	1,597,816	—	—
Investment advisory fees payable	40,300	45,716	25,634	29,435
Custody fees payable	55,265	16,928	13,665	16,016
Payable to related parties	16,284	16,521	14,002	13,427
Accrued expenses and other liabilities	21,529	22,721	21,754	23,000
TOTAL LIABILITIES	4,323,755	2,446,149	75,055	81,878
NET ASSETS	$111,008,695	$109,824,205	$43,943,829	$52,538,232

Net Assets Consist Of:
Paid in capital	$95,212,401	$94,224,589	$42,634,425	$48,294,383
Accumulated earnings	15,796,294	15,599,616	1,309,404	4,243,849
NET ASSETS	$111,008,695	$109,824,205	$43,943,829	$52,538,232

Net Asset Value Per Share:
Net Assets	$111,008,695	$109,824,205	$43,943,829	$52,538,232
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,300,000	3,650,000	1,500,000	1,750,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$33.64	$30.09	$29.30	$30.02

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2021

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$3,604,358	$1,786,963	$—	$3,202,198
Interest	89	51	2,837,166	99
Securities lending income	16,428	34,395	—	6,575
Less: Foreign withholding taxes	(208,727)	(535)	—	(4,295)
TOTAL INVESTMENT INCOME	3,412,148	1,820,874	2,837,166	3,204,577

EXPENSES
Investment advisory fees	398,317	342,273	574,359	692,097
Administrative services	109,746	85,501	138,459	137,647
Custodian fees	54,161	23,088	20,372	30,784
Audit fees	15,585	15,736	13,672	15,014
Transfer agent fees	12,625	14,299	14,304	13,794
Professional fees	12,086	16,454	21,307	18,613
Trustees fees and expenses	12,079	12,331	12,673	15,316
Legal fees	10,020	9,696	11,360	12,977
Printing and postage expenses	9,458	8,622	15,197	18,043
Insurance expense	6,503	4,001	7,096	5,494
Other Expenses	13,387	11,094	11,301	17,346
TOTAL EXPENSES	653,967	543,095	840,100	977,125
Plus: Recapture of fees previously waived/expenses reimbursed by the Adviser	—	45,758	—	—
Less: Fees waived/expenses reimbursed by the Adviser	—	—	—	(168,196)
NET EXPENSES	653,967	588,853	840,100	808,929

NET INVESTMENT INCOME	2,758,181	1,232,021	1,997,066	2,395,648

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	6,524,242	2,271,919	2,131,400	8,578,939
Investments	14,488,525	27,578,302	1,065,994	45,225,031
Foreign currency transactions	(56,232)	5	—	—
	20,956,535	29,850,226	3,197,394	53,803,970
Net change in unrealized appreciation (depreciation) on:
Investments	1,674,696	(4,504,309)	(7,460,826)	(9,930,520)
Foreign currency translations	2,184	(16)	—	—
	1,676,880	(4,504,325)	(7,460,826)	(9,930,520)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	22,633,415	25,345,901	(4,263,432)	43,873,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,391,596	$26,577,922	$(2,266,366)	$46,269,098

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year or Period Ended November 30, 2021

			Inspire Faithward	Inspire Faithward
	Inspire		Mid Cap	Large Cap
	International ESG	Inspire Tactical	Momentum ESG	Momentum ESG
	ETF	Balanced ESG ETF	ETF *	ETF *
INVESTMENT INCOME
Dividends	$3,317,507	$1,270,970	$523,387	$260,634
Interest	60	66	—	—
Securities lending income	23,474	6,853	—	—
Less: Foreign withholding taxes	(363,309)	(1,386)	(7,782)	(13,416)
TOTAL INVESTMENT INCOME	2,977,732	1,276,503	515,605	247,218

EXPENSES
Investment advisory fees	437,198	459,468	258,115	233,340
Administrative services	88,313	66,713	51,359	50,909
Custodian fees	60,421	24,046	18,463	20,299
Audit fees	14,585	15,268	14,503	14,578
Legal fees	12,735	10,250	10,883	18,626
Trustees fees and expenses	11,430	10,541	10,632	10,632
Transfer agent fees	10,733	9,228	11,264	12,143
Professional fees	7,750	12,850	9,151	8,926
Printing and postage expenses	7,356	7,010	12,257	12,482
Insurance expense	2,593	2,549	293	293
Other Expenses	14,028	16,456	10,603	10,677
TOTAL EXPENSES	667,142	634,379	407,523	392,905
NET INVESTMENT INCOME (LOSS)	2,310,590	642,124	108,082	(145,687)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	5,312,560	770,022	2,332,806	2,968,252
Investments	13,630,912	10,501,027	1,573,963	(487,850)
Foreign currency transactions	(50,188)	—	15	—
	18,893,284	11,271,049	3,906,784	2,480,402
Net change in unrealized appreciation (depreciation) on:
Investments	(8,493,459)	4,294,080	(335,435)	4,777,469
Foreign currency translations	(19,463)	—	(14)	—
	(8,512,922)	4,294,080	(335,449)	4,777,469

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,380,362	15,565,129	3,571,335	7,257,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,690,952	$16,207,253	$3,679,417	$7,112,184

*	The Inspire Faithward Mid Cap Momentum ESG ETF and Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
FROM OPERATIONS
Net investment income	$2,758,181	$2,203,982
Net realized gain on investments and foreign currency transactions	20,956,535	5,463,573
Net change in unrealized appreciation on investments and foreign currency translations	1,676,880	1,626,857
Net increase in net assets resulting from operations	25,391,596	9,294,412

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,405,165)	(2,471,705)
Net decrease in net assets resulting from distributions to shareholders	(2,405,165)	(2,471,705)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,826,653	11,457,950
Cost of shares redeemed	(22,942,204)	(58,500,651)
Transaction fees (Note 5)	5,000	—
Net decrease in net assets resulting from shares of beneficial interest	(6,110,551)	(47,042,701)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,875,880	(40,219,994)

NET ASSETS
Beginning of Year	120,452,986	160,672,980
End of Year	$137,328,866	$120,452,986

SHARE ACTIVITY
Shares Sold	450,000	450,000
Shares Redeemed	(650,000)	(2,200,000)
Net decrease in shares of beneficial interest outstanding	(200,000)	(1,750,000)

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
FROM OPERATIONS
Net investment income	$1,232,021	$1,170,942
Net realized gain (loss) on investments and foreign currency transactions	29,850,226	(8,534,298)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,504,325)	6,062,403
Net increase (decrease) in net assets resulting from operations	26,577,922	(1,300,953)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,008,145)	(1,036,755)
Net decrease in net assets resulting from distributions to shareholders	(1,008,145)	(1,036,755)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,410,418	36,569,628
Cost of shares redeemed	(10,314,230)	(47,470,140)
Transaction fees (Note 5)	4,000	—
Net increase (decrease) in net assets resulting from shares of beneficial interest	13,100,188	(10,900,512)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,669,965	(13,238,220)

NET ASSETS
Beginning of Year	85,987,873	99,226,093
End of Year	$124,657,838	$85,987,873

SHARE ACTIVITY
Shares Sold	650,000	1,500,000
Shares Redeemed	(300,000)	(2,000,000)
Net increase (decrease) in shares of beneficial interest outstanding	350,000	(500,000)

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
FROM OPERATIONS
Net investment income	$1,997,066	$2,342,096
Net realized gain on investments	3,197,394	2,819,075
Net change in unrealized appreciation (depreciation) on investments	(7,460,826)	1,038,258
Net increase (decrease) in net assets resulting from operations	(2,266,366)	6,199,429

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,091,010)	(2,648,430)
Net decrease in net assets resulting from distributions to shareholders	(2,091,010)	(2,648,430)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	118,021,775	101,690,884
Cost of shares redeemed	(42,275,130)	(77,135,830)
Transaction fees (Note 5)	6,750	—
Net increase in net assets resulting from shares of beneficial interest	75,753,395	24,555,054

TOTAL INCREASE IN NET ASSETS	71,396,019	28,106,053

NET ASSETS
Beginning of Year	166,828,671	138,722,618
End of Year	$238,224,690	$166,828,671

SHARE ACTIVITY
Shares Sold	4,500,000	3,900,000
Shares Redeemed	(1,600,000)	(3,000,000)
Net increase in shares of beneficial interest outstanding	2,900,000	900,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
FROM OPERATIONS
Net investment income	$2,395,648	$1,325,624
Net realized gain on investments	53,803,970	6,504,786
Net change in unrealized appreciation (depreciation) on investments	(9,930,520)	16,624,890
Net increase in net assets resulting from operations	46,269,098	24,455,300

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(3,163,725)	(1,183,515)
Net decrease in net assets resulting from distributions to shareholders	(3,163,725)	(1,183,515)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	126,510,363	56,434,516
Cost of shares redeemed	(22,987,934)	(23,372,072)
Transaction fees (Note 5)	13,250	—
Net increase in net assets resulting from shares of beneficial interest	103,535,679	33,062,444

TOTAL INCREASE IN NET ASSETS	146,641,052	56,334,229

NET ASSETS
Beginning of Year	149,320,482	92,986,253
End of Year	$295,961,534	$149,320,482

SHARE ACTIVITY
Shares Sold	3,100,000	1,850,000
Shares Redeemed	(550,000)	(850,000)
Net increase in shares of beneficial interest outstanding	2,550,000	1,000,000

See accompanying notes to financial statements.

Inspire International ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
FROM OPERATIONS
Net investment income	$2,310,590	$653,036
Net realized gain (loss) on investments and foreign currency transactions	18,893,284	(529,258)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(8,512,922)	10,872,495
Net increase in net assets resulting from operations	12,690,952	10,996,273

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,312,460)	(578,626)
Net decrease in net assets resulting from distributions to shareholders	(2,312,460)	(578,626)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	38,749,118	58,022,635
Cost of shares redeemed	(16,028,210)	(2,468,535)
Transaction fees (Note 5)	7,500	—
Net increase in net assets resulting from shares of beneficial interest	22,728,408	55,554,100

TOTAL INCREASE IN NET ASSETS	33,106,900	65,971,747

NET ASSETS
Beginning of Year	77,901,795	11,930,048
End of Year	$111,008,695	$77,901,795

SHARE ACTIVITY
Shares Sold	1,150,000	2,300,000
Shares Redeemed	(500,000)	(100,000)
Net increase in shares of beneficial interest outstanding	650,000	2,200,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2021	November 30, 2020 (a)
FROM OPERATIONS
Net investment income	$642,124	$202,473
Net realized gain on investments	11,271,049	975,245
Net change in unrealized appreciation on investments	4,294,080	1,826,279
Net increase in net assets resulting from operations	16,207,253	3,003,997

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(3,641,975)	(88,835)
Net decrease in net assets resulting from distributions to shareholders	(3,641,975)	(88,835)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	29,948,906	91,217,214
Cost of shares redeemed	(4,250,027)	(22,580,078)
Transaction fees (Note 5)	7,750	—
Net increase in net assets resulting from shares of beneficial interest	25,706,629	68,637,136

TOTAL INCREASE IN NET ASSETS	38,271,907	71,552,298

NET ASSETS
Beginning of Period	71,552,298	—
End of Period	$109,824,205	$71,552,298

SHARE ACTIVITY
Shares Sold	1,075,000	3,625,000
Shares Redeemed	(150,000)	(900,000)
Net increase in shares of beneficial interest outstanding	925,000	2,725,000

(a)	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2021 (a)
FROM OPERATIONS
Net investment income	$108,082
Net realized gain on investments and foreign currency transactions	3,906,784
Net change in unrealized depreciation on investments and foreign currency translations	(335,449)
Net increase in net assets resulting from operations	3,679,417

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(58,050)
Net decrease in net assets resulting from distributions to shareholders	(58,050)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	59,461,608
Cost of shares redeemed	(19,147,396)
Transaction fees (Note 5)	8,250
Net increase in net assets resulting from shares of beneficial interest	40,322,462

TOTAL INCREASE IN NET ASSETS	43,943,829

NET ASSETS
Beginning of Period	—
End of Period	$43,943,829

SHARE ACTIVITY
Shares Sold	2,125,000
Shares Redeemed	(625,000)
Net increase in shares of beneficial interest outstanding	1,500,000

(a)	The Inspire Faithward Mid Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2021 (a)
FROM OPERATIONS
Net investment loss	$(145,687)
Net realized gain on investments	2,480,402
Net change in unrealized appreciation on investments	4,777,469
Net increase in net assets resulting from operations	7,112,184

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	62,165,914
Cost of shares redeemed	(16,748,116)
Transaction fees (Note 5)	8,250
Net increase in net assets resulting from shares of beneficial interest	45,426,048

TOTAL INCREASE IN NET ASSETS	52,538,232

NET ASSETS
Beginning of Period	—
End of Period	$52,538,232

SHARE ACTIVITY
Shares Sold	2,325,000
Shares Redeemed	(575,000)
Net increase in shares of beneficial interest outstanding	1,750,000

(a)	The Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$32.12	$29.21	$26.20		$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.78	0.50	0.67		0.48	0.36
Net realized and unrealized gain (loss) on investments	6.46	2.96	3.08		(1.49)	2.78
Total from investment operations	7.24	3.46	3.75		(1.01)	3.14
Less distributions from:
Net investment income	(0.68)	(0.52)	(0.58)		(0.49)	(0.28)
Net realized gains	—	(0.03)	(0.16)		(0.16)	—
Total distributions	(0.68)	(0.55)	(0.74)		(0.65)	(0.28)
Net asset value, end of period	$38.68	$32.12	$29.21		$26.20	$27.86
Total return (6)	22.63%	12.35%	14.60%		(3.74)%	12.63	% (4)
Net assets, at end of period (000s)	$137,329	$120,453	$160,673		$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.49%	0.61%	0.52	% (8)	0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.49%	0.61%	0.54	% (7)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	2.08%	1.82%	2.42%		1.71%	1.80%
Portfolio Turnover Rate (5)	94%	36%	22%		22%	15	% (4)

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	November 30, 2021		November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$27.74		$27.56		$26.73	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.38		0.37		0.32	0.30	0.20
Net realized and unrealized gain on investments	8.32		0.13	(7)	1.29	0.20 (7)	1.73
Total from investment operations	8.70		0.50		1.61	0.50	1.93
Less distributions from:
Net investment income	(0.31)		(0.31)		(0.22)	(0.21)	(0.11)
Net realized gains	—		(0.01)		(0.56)	(0.38)	—
Total distributions	(0.31)		(0.32)		(0.78)	(0.59)	(0.11)
Net asset value, end of period	$36.13		$27.74		$27.56	$26.73	$26.82
Total return (6)	31.44%		2.12%		6.42%	1.89%	7.75	% (4)
Net assets, at end of period (000s)	$124,658		$85,988		$99,226	$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.48	% (9)	0.57	% (9)	0.64%	0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.52	% (8)	0.60	% (8)	0.60%	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.08%		1.53%		1.24%	1.07%	1.06%
Portfolio Turnover Rate (5)	168%		92%		42%	24%	16	% (4)

(1)	The Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$26.48	$25.69	$24.18		$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.27	0.45	0.64		0.56		0.18
Net realized and unrealized gain (loss) on investments	(0.57)	0.86	1.49		(0.81)		(0.09)
Total from investment operations	(0.30)	1.31	2.13		(0.25)		0.09
Less distributions from:
Net investment income	(0.29)	(0.44)	(0.62)		(0.52)		(0.14)
Net realized gains	—	(0.08)	—		(0.00	) (7)	—
Total distributions	(0.29)	(0.52)	(0.62)		(0.52)		(0.14)
Net asset value, end of period	$25.89	$26.48	$25.69		$24.18		$24.95
Total return (6)	(1.15)%	5.16%	8.91%		(0.99)%		0.37	% (4)
Net assets, at end of period (000s)	$238,225	$166,829	$138,723		$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.44%	0.49%	0.50	% (9)	0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.44%	0.49%	0.58	% (8)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	1.04%	1.75%	2.52%		2.27%		1.81%
Portfolio Turnover Rate (5)	126%	35%	18%		5%		6	% (4)

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$35.98	$29.52	$26.06	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.43	0.41	0.43	0.61	0.05
Net realized and unrealized gain on investments	8.39	6.43	3.35	0.19 (7)	0.64
Total from investment operations	8.82	6.84	3.78	0.80	0.69
Less distributions from:
Net investment income	(0.43)	(0.38)	(0.31)	(0.42)	—
Net realized gains	(0.20)	—	(0.01)	—	—
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.63)	(0.38)	(0.32)	(0.43)	—
Net asset value, end of period	$44.17	$35.98	$29.52	$26.06	$25.69
Total return (6)	24.79%	23.50%	14.64%	3.09%	2.76	% (4)
Net assets, at end of period (000s)	$295,962	$149,320	$92,986	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.42%	0.48%	0.57%	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (3)	1.04%	1.31%	1.59%	2.27%	2.41%
Portfolio Turnover Rate (5)	100%	60%	23%	8%	0	% (4)

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire International ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Period Ended
	November 30, 2021	November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$29.40	$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.81	0.36	(0.05)
Net realized and unrealized gain on investments	4.22	2.81	1.56
Total from investment operations	5.03	3.17	1.51
Less distributions from:
Net investment income	(0.79)	(0.28)	—
Total distributions	(0.79)	(0.28)	—
Net asset value, end of period	$33.64	$29.40	$26.51
Total return (6)	17.11%	12.29%	6.04	% (4)
Net assets, at end of period (000s)	$111,009	$77,902	$11,930
Ratio of net expenses to average net assets (3)	0.69%	0.94%	2.44%
Ratio of net investment income (loss)to average net assets (3)	2.38%	1.44%	(1.16)%
Portfolio Turnover Rate(5)	106%	27%	0	% (4)

(1)	The Inspire International ESG ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year or Period Presented

	Year Ended	Period Ended
	November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$26.26	$25.00
Activity from investment operations:
Net investment income (2)	0.20	0.08
Net realized and unrealized gain on investments	4.93	1.21
Total from investment operations	5.13	1.29
Less distributions from:
Net investment income	(0.25)	(0.03)
Net realized gains	(1.05)	—
Total distributions	(1.30)	(0.03)
Net asset value, end of period	$30.09	$26.26
Total return (6)	20.49%	5.18	% (4)
Net assets, at end of period (000s)	$109,824	$71,552
Ratio of net expenses to average net assets (3)	0.69%	0.80%
Ratio of net investment income to average net assets (3)	0.70%	0.81%
Portfolio Turnover Rate (5)	114%	282	% (4)

(1)	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Period Ended
November 30, 2021 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	4.26
Total from investment operations	4.34
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$29.30
Total return (4)(6)	17.35%
Net assets, at end of period (000s)	$43,944
Ratio of net expenses to average net assets (3)	1.02%
Ratio of net investment income to average net assets (3)	0.27%
Portfolio Turnover Rate (4)(5)	270%

(1)	The Inspire Faithward Mid Cap Momentum ESG ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Period Ended
November 30, 2021 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.11)
Net realized and unrealized gain on investments	5.13
Total from investment operations	5.02
Net asset value, end of period	$30.02
Total return (4)(6)	20.08%
Net assets, at end of period (000s)	$52,538
Ratio of net expenses to average net assets (3)	1.09%
Ratio of net investment loss to average net assets (3)	(0.40)%
Portfolio Turnover Rate (4)(5)	178%

(1)	The Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2021

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ESG ETF (“WWJD”), Inspire Tactical Balanced ESG ETF (“RISN”), Inspire Faithward Mid Cap Momentum ESG ETF (“GLRY”), and Inspire Faithward Large Cap Momentum ESG ETF (“FEVR”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. GLRY’s investment objective seeks to maximize growth and outperform the results (before fees and expenses) of the broader U.S. midcap stock market. FEVR’s investment objective seeks to maximize growth with lower volatility than the broader U.S. large cap stock market. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY and FEVR commenced operations on December 7, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”.Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk - Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk - Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all environmental, social and governance (ESG) factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2021 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$135,813,150	$—	$—	$135,813,150
Right	19,386	—	—	19,386
Warrants	38,971	—	—	38,971
Collateral For Securities Loaned	2,298,141	—	—	2,298,141
Total	$138,169,648	$—	$—	$138,169,648

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$122,467,789	$—	$—	$122,467,789
Warrant	4,471	—	—	4,471
Collateral For Securities Loaned	3,972,456	—	—	3,972,456
Total	$126,444,716	$—	$—	$126,444,716

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$231,035,413	$—	$231,035,413
Total	$—	$231,035,413	$—	$231,035,413

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$294,276,224	$—	$—	$294,276,224
Collateral For Securities Loaned	4,218,174	—	—	4,218,174
Total	$298,494,398	$—	$—	$298,494,398

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$97,648,924	$—	$—	$97,648,924
Right	31,036	—	—	31,036
Warrant	13,594	—	—	13,594
Collateral For Securities Loaned	1,033,848	—	—	1,033,848
Total	$98,727,402	$—	$—	$98,727,402

RISN
Common Stocks	$86,800,642	$—	$—	$86,800,642
Exchange Traded Fund	22,199,021	—	—	22,199,021
Collateral For Securities Loaned	1,597,816	—	—	1,597,816
Total	$110,597,479	$—	$—	$110,597,479

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$43,468,549	$—	$—	$43,468,549
Total	$43,468,549	$—	$—	$43,468,549

FEVR
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$52,265,775	$—	$—	$52,265,775
Total	$52,265,775	$—	$—	$52,265,775

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY and FEVR and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s November 30, 2021 year-end tax return. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year and period ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
BLES	$123,056,634	$121,421,909
ISMD	$186,186,778	$187,606,285
IBD	$240,547,989	$230,348,886
BIBL	$227,523,740	$227,444,720
WWJD	$97,939,022	$108,607,086
RISN	$102,818,014	$104,239,135
GLRY	$107,488,205	$107,236,761
FEVR	$65,038,418	$64,938,790

For the year and period ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
BLES	$13,795,133	$21,212,766
ISMD	$23,203,648	$10,213,187
IBD	$108,074,054	$40,347,177
BIBL	$125,435,630	$22,769,520
WWJD	$36,703,807	$15,741,226
RISN	$28,429,969	$4,207,715
GLRY	$58,607,985	$18,962,214
FEVR	$61,550,997	$16,642,721

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. CWM Advisors, LLC dba Inspire (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged SevenOneSeven Capital Management, LTD as the sub-adviser (the “Sub-Adviser”) to manage the assets of GLRY and FEVR. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets for BLES, ISMD, IBD, and BIBL, an annual rate of 0.45% for WWJD, an annual rate of 0.50% for RISN and an annual rate of 0.65% for GLRY and FEVR. For the year and period ended November 30, 2021, the Adviser earned $398,317, $342,273, $574,359, $692,097, $437,198, $459,468, $258,115 and $233,340 in advisory fees for BLES, ISMD, IBD, BIBL, WWJD, RISN, GLRY and FEVR respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BLES, ISMD, BIBL, and WWJD at least until March 31, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% and 0.35% of average daily net assets for ISMD and BIBL, respectively, and, effective April 1, 2021, 0.52% and 0.80% for BLES and WWJD, respectively. IBD, RISN, GLRY and FEVR currently do not have a Waiver Agreement in place.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three -year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended November 30, 2021, the Adviser waived fees and/or reimbursed expenses in the amount of $168,196 for BIBL pursuant to the Waiver Agreement. For the year ended November 30, 2021, the Adviser recaptured $45,758 of previously waived fees for ISMD.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2022	11/30/2023	11/30/2024
BIBL	$131,308	$133,196	$168,196

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY and FEVR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%
GLRY	$250	2.00%
FEVR	$250	2.00%

*    The maximum Transaction Fee may be up to 2.00% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended November 30, 2021 and November 30, 2020 was as follows:

For the Year or Period Ended November 30, 2021:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$2,405,165	$—	$—	$2,405,165
ISMD	1,008,145	—	—	1,008,145
IBD	2,091,010	—	—	2,091,010
BIBL	3,163,725	—	—	3,163,725
WWJD	2,505,170	—	—	2,505,170
RISN	3,640,613	1,362	—	3,641,975
GLRY	58,050	—	—	58,050
FEVR	—	—	—	—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

For the Year or Period Ended November 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$2,471,705	$—	$—	$2,471,705
ISMD	1,033,282	—	3,473	1,036,755
IBD	2,541,188	107,242	—	2,648,430
BIBL	1,183,515	—	—	1,183,515
WWJD	635,887	—	—	635,887
RISN	88,835	—	—	88,835
GLRY	—	—	—	—
FEVR	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $197,710 and $57,261 for fiscal years ended November 30, 2021 and November 30, 2020, respectively for WWJD, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of November 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$2,907,992	$7,379,444	$—	$—	$—	$16,050,373	$26,337,809
ISMD	10,337,181	—	—	—	—	7,438,478	17,775,659
IBD	49,782	631,037	—	—	—	(2,495,545)	(1,814,726)
BIBL	11,104,133	34,380,565	—	—	—	17,139,218	62,623,916
WWJD	2,888,458	9,748,877	—	—	—	3,158,959	15,796,294
RISN	9,428,341	198,320	—	—	—	5,972,955	15,599,616
GLRY	1,669,937	—	—	—	—	(360,533)	1,309,404
FEVR	—	—	(125,649)	(367,667)	—	4,737,165	4,243,849

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, passive foreign investment companies, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. FEVR incurred and elected to defer such late year losses of $125,649.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

At November 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
BLES	$—	$—	$—	$3,964,531
ISMD	—	—	—	17,448,628
IBD	—	—	—	448,880
BIBL	—	—	—	—
WWJD	—	—	—	1,093,235
RISN	—	—	—	—
GLRY	—	—	—	—
FEVR	367,667	—	367,667	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in -kind redemptions, non-deductible expenses and distribution reclasses, resulted in reclassifications for the Funds for the period ended November 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Deficit)
BLES	$6,502,995	$(6,502,995)
ISMD	2,313,742	(2,313,742)
IBD	2,131,401	(2,131,401)
BIBL	8,575,352	(8,575,352)
WWJD	5,312,560	(5,312,560)
RISN	742,028	(742,028)
GLRY	2,311,963	(2,311,963)
FEVR	2,868,335	(2,868,335)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
BLES	$122,133,574	$21,500,869	$(5,464,795)	$16,036,074
ISMD	119,006,227	13,509,816	(6,071,327)	7,438,489
IBD	233,530,958	108,778	(2,604,323)	(2,495,545)
BIBL	281,355,180	26,550,560	(9,411,342)	17,139,218
WWJD	95,562,659	8,121,736	(4,956,993)	3,164,743
RISN	104,624,524	8,843,241	(2,870,286)	5,972,955
GLRY	43,829,068	2,820,320	(3,180,839)	(360,519)
FEVR	47,528,610	6,284,585	(1,547,420)	4,737,165

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of November 30, 2021, the below table shows the securities loan and collateral for the loan both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. This cash is invested in the Fidelity Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value
	Securities on	of Securities on
Ticker	Loan	Loan
BLES	$2,169,525	$2,298,141
ISMD	3,726,183	3,972,456
BIBL	39,014,932	4,218,174
WWJD	987,321	1,033,848
RISN	1,488,496	1,597,816

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of November 30, 2021:

				Gross Amounts Not Offset in
				the Statement of Assets &
				Liabilities
			Net
			Amounts of
		Gross	Assets
		Amounts	Presented in
	Gross	Offset in the	the
	Amounts of	Statement of	Statement of
	Recognized	Assets &	Assets &	Financial	Collateral	Net
Fund	Assets	Liabilities	Liabilities	Instruments	Received	Amount
BLES Securities Lending	$2,298,141	$—	$2,298,141	$—	$2,298,141	$—
ISMD Securities Lending	$3,972,456	$—	$3,972,456	$—	$3,972,456	$—
BIBL Securities Lending	$4,218,174	$—	$4,218,174	$—	$4,218,174	$—
WWJD Securities Lending	$1,033,848	$—	$1,033,848	$—	$1,033,848	$—
RISN Securities Lending	$1,597,816	$—	$1,597,816	$—	$1,597,816	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2021, the collateral consisted of institutional government money market funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after November 30, 2021:

	Dividend Per Share	Short Term Capital Gain	Long Term Capital Gain	Ex Date	Record Date	Payable Date
BLES	$0.0601	$0.8188	$2.0788	12/14/2021	12/15/2021	12/20/2021
ISMD	$0.0128	$2.9958	$—	12/14/2021	12/15/2021	12/20/2021
IBD	$0.0268	$—	$0.0672	12/14/2021	12/15/2021	12/20/2021
BIBL	$0.0884	$1.6036	$5.0560	12/14/2021	12/15/2021	12/20/2021
WWJD	$0.0772	$0.8787	$3.0950	12/14/2021	12/15/2021	12/20/2021
RISN	$0.0503	$2.5482	$0.0536	12/14/2021	12/15/2021	12/20/2021
GLRY	$0.0608	$1.0752	$—	12/14/2021	12/15/2021	12/20/2021

	Dividend Per Share	Short Term Capital Gain	Long Term Capital Gain	Ex Date	Record Date	Payable Date
ISMD	$0.0054	$—	$—	12/29/2021	12/30/2021	1/4/2022
FEVR	$0.2085	$—	$—	12/29/2021	12/30/2021	1/4/2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV

and the Shareholders of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, Inspire 100 ETF, Inspire International ESG ETF, Inspire Tactical Balanced ESG ETF, Inspire Faithward Mid Cap Momentum ESG ETF , and Inspire Faithward Large Cap Momentum ESG ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, Inspire 100 ETF, Inspire International ESG ETF, Inspire Tactical Balanced ESG ETF, Inspire Faithward Mid Cap Momentum ESG ETF , and Inspire Faithward Large Cap Momentum ESG ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of November 30, 2021, and the related statements of operations, the statements of changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2021, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations and Changes in Net Assets and the Financial Highlights Presented
Inspire Global Hope ETF	The statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period from February 27, 2017 (commencement of operations) to November 30, 2017
Inspire Small/Mid Cap Impact ETF	The statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period from February 27, 2017 (commencement of operations) to November 30, 2017
Inspire Corporate Bond Impact ETF	The statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period from July 10, 2017 (commencement of operations) to November 30, 2017
Inspire 100 ETF	The statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period from October 30, 2017 (commencement of operations) to November 30, 2017

Inspire International ESG ETF	The statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2021 and the financial highlights for each of the years in the two-year period ended November 30, 2021 and for the period from September 30, 2019 (commencement of operations) to November 30, 2019
Inspire Tactical Balanced ESG ETF	The statement of operations for the year ended November 30, 2021, the statements of changes in net assets and the financial highlights for the year ended November 30, 2021 and for the period from July 15, 2020 (commencement of operations) to November 30, 2020
Inspire Faithward Mid Cap Momentum ESG ETF	The statements of operations and changes in net assets and the financial highlights for the period from December 7, 2020 (commencement of operations) to November 30, 2021
Inspire Faithward Large Cap Momentum ESG ETF	The statements of operations and changes in net assets and the financial highlights for the period from December 7, 2020 (commencement of operations) to November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania
January 28, 2022

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2021

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 through November 30, 2021.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	6/1/2021	11/30/2021	6/1/21 - 11/30/21	6/1/21 - 11/30/21
BLES	$1,000.00	$997.00	$2.39	0.48%
ISMD	$1,000.00	$980.30	$2.27	0.46%
IBD	$1,000.00	$995.60	$2.15	0.43%
BIBL	$1,000.00	$1,063.20	$1.81	0.35%
WWJD	$1,000.00	$955.60	$3.27	0.67%
RISN	$1,000.00	$1,063.00	$3.47	0.67%
GLRY	$1,000.00	$995.50	$4.87	0.97%
FEVR	$1,000.00	$1,138.80	$5.36	1.00%

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)(Continued)
November 30, 2021

	Beginning	Ending	Expenses Paid	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	6/1/2021	11/30/2021	6/1/21 - 11/30/21	6/1/21 - 11/30/21
BLES	$1,000.00	$1,022.67	$2.43	0.48%
ISMD	$1,000.00	$1,022.78	$2.31	0.46%
IBD	$1,000.00	$1,022.91	$2.18	0.43%
BIBL	$1,000.00	$1,023.31	$1.78	0.35%
WWJD	$1,000.00	$1,021.73	$3.38	0.67%
RISN	$1,000.00	$1,021.71	$3.40	0.67%
GLRY	$1,000.00	$1,020.19	$4.93	0.97%
FEVR	$1,000.00	$1,020.06	$5.06	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one -half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 183/365 (to reflect the full half-year period).

**	Annualized.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2021

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees * **

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

11/30/21 – NLFT IV_v1

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2021

Officers

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Ultimus Fund Solutions, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of November 30, 2021, the Trust was comprised of 27 [other] active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-658-9473.

11/30/21 – NLFT IV_v1

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended November 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER
Inspire (CWM Advisors, LLC)
3597 E Monarch Sky Lane,
Suite 330
Meridian, ID 83646

INVESTMENT SUB-ADVISER
Seven One Seven Capital Management LTD
1755 Oregon Pike
Lancaster, PA 17601

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

INSPIRE-A21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 – $96,000

2020 – $72,000

(b)	Audit-Related Fees

2020 – None

2018 – None

(c)	Tax Fees

2021 – $24,000

2020 – $18,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - None

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $24,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 1 OA-3 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant's audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/22